Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.5%)
Corporate Bonds (94.5%)
Finance (37.8%)
AIB Group PLC,
5.32%, 5/15/31 (a)	$575	$594
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	450	460
5.75%, 10/1/31 (a)	300	313
Ally Financial, Inc.,
5.54%, 1/17/31	25	26
American National Group, Inc.,
6.14%, 6/13/32 (a)	575	600
7.00%, 12/1/55	250	251
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (a)	650	658
5.38%, 5/30/30 (a)	200	206
5.75%, 11/15/29 (a)	75	78
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	184
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
5.62%, 12/10/29 (a)	200	208
Banco Santander SA,
4.18%, 3/24/28	600	600
5.13%, 11/6/35	400	400
5.44%, 7/15/31	800	840
Bank of America Corp.,
5.29%, 4/25/34	1,175	1,210
5.87%, 9/15/34	2,350	2,509
Bank of New York Mellon Corp.,
Series J
4.97%, 4/26/34	705	719
Bank of Nova Scotia,
8.00%, 1/27/84	475	511
Barclays PLC,
5.79%, 2/25/36	200	209
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	211
8.45%, 6/29/38 (a)	200	221
Belrose Funding Trust II,
6.79%, 5/15/55 (a)	300	313
BNP Paribas SA,
2.87%, 4/19/32 (a)	200	183
Brookfield Asset Management Ltd.,
6.08%, 9/15/55	150	154
CaixaBank SA,
6.84%, 9/13/34 (a)	825	921
Canadian Imperial Bank of Commerce,
7.00%, 10/28/85	450	470
Centene Corp.,
3.00%, 10/15/30	1,075	963
Charles Schwab Corp.,
4.91%, 11/14/36	400	397
Citadel LP,
6.38%, 1/23/32 (a)	625	664
Citadel Securities Global Holdings LLC,
6.20%, 6/18/35 (a)	348	367
Citigroup, Inc.,
3.06%, 1/25/33	575	527
4.54%, 9/19/30	600	605
Citizens Financial Group, Inc.,
5.72%, 7/23/32	350	367
Commonwealth Bank of Australia,
3.61%, 9/12/34 (a)	375	362
COPT Defense Properties LP,
2.75%, 4/15/31	925	845
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(b)	400	419
Enact Holdings, Inc.,
6.25%, 5/28/29	925	969
EPR Properties,
4.75%, 11/15/30	675	670
Essent Group Ltd.,
6.25%, 7/1/29	775	809
Extra Space Storage LP,
3.90%, 4/1/29	900	891
5.50%, 7/1/30	150	156
Fortitude Global Funding,
4.63%, 10/6/28 (a)	225	225
Fortitude Group Holdings LLC,
6.25%, 4/1/30 (a)	315	328
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	250	256
7.25%, 3/1/56 (a)	144	145
7.95%, 10/15/54 (a)	210	218
Goldman Sachs Group, Inc.,
5.33%, 7/23/35	925	951
5.54%, 1/28/36	875	909
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	600	611
8.00%, 6/1/56	200	210
Healthpeak OP LLC,
5.38%, 2/15/35	550	562
HSBC Holdings PLC,
2.87%, 11/22/32	200	182
Intact Financial Corp.,
5.46%, 9/22/32 (a)	1,100	1,138
Intesa Sanpaolo SpA,
4.95%, 6/1/42 (a)	200	171
7.20%, 11/28/33 (a)	575	657
Jefferies Financial Group, Inc.,
2.75%, 10/15/32	500	435
6.20%, 4/14/34	100	106
JPMorgan Chase & Co.,
5.77%, 4/22/35	2,600	2,772
KKR & Co., Inc.,
5.10%, 8/7/35	275	275

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Liberty Mutual Group, Inc.,
4.13%, 12/15/51 (a)	$675	$666
LPL Holdings, Inc.,
4.90%, 4/3/28	425	431
Macquarie Airfinance Holdings Ltd.,
6.40%, 3/26/29 (a)	200	210
6.50%, 3/26/31 (a)	450	482
Marex Group PLC,
6.40%, 11/4/29	485	503
Marsh & McLennan Cos., Inc.,
5.00%, 3/15/35	190	193
5.40%, 3/15/55	425	409
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	616
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	626
5.54%, 7/14/36 (a)	475	491
Pacific Life Insurance Co.,
5.95%, 9/15/55 (a)	450	451
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31	700	629
5.25%, 8/15/32	250	256
PNC Bank NA,
4.43%, 7/21/28	275	277
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	850	880
Protective Life Corp.,
4.70%, 1/15/31 (a)	250	251
Raymond James Financial, Inc.,
5.65%, 9/11/55	450	441
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	518
Royal Bank of Canada,
4.31%, 11/3/31	800	796
4.50%, 8/6/29	250	253
Santander U.K. Group Holdings PLC,
5.14%, 9/22/36	200	200
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	335
5.55%, 4/3/34 (a)	725	749
Sumitomo Mitsui Financial Group, Inc.,
5.85%, 7/13/30	450	479
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)	700	703
Synovus Financial Corp.,
6.17%, 11/1/30	910	946
Toronto-Dominion Bank,
4.93%, 10/15/35	625	625
8.13%, 10/31/82	350	369
Travelers Cos., Inc.,
5.05%, 7/24/35	1,000	1,017
Truist Financial Corp.,
MTN
5.12%, 1/26/34	250	255
U.S. Bancorp,
5.08%, 5/15/31	550	567
UBS Group AG,
3.09%, 5/14/32 (a)	1,125	1,045
4.84%, 11/6/33 (a)	200	200
UniCredit SpA,
5.46%, 6/30/35 (a)	275	280
UnitedHealth Group, Inc.,
5.63%, 7/15/54	1,050	1,031
Wells Fargo & Co.,
5.61%, 4/23/36	325	341
MTN
4.90%, 7/25/33	775	787
5.56%, 7/25/34	1,275	1,337
Willis North America, Inc.,
4.55%, 3/15/31	275	275
		53,131
Industrials (45.8%)
AbbVie, Inc.,
4.50%, 5/14/35	400	393
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	593	597
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	324
Amazon.com, Inc.,
2.50%, 6/3/50	475	284
5.45%, 11/20/55	300	293
Amphenol Corp.,
4.63%, 2/15/36	375	368
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	400	370
Apple, Inc.,
2.95%, 9/11/49	825	552
Aptiv Swiss Holdings Ltd.,
3.10%, 12/1/51	175	113
5.15%, 9/13/34	375	379
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	393
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	425	429
5.31%, 10/20/31 (a)	375	379
AT&T, Inc.,
3.80%, 12/1/57	1,050	723
5.38%, 8/15/35	625	641
BAT Capital Corp.,
2.26%, 3/25/28	575	553
3.73%, 9/25/40	175	142
4.63%, 3/22/33	1,100	1,094

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Biogen, Inc.,
6.45%, 5/15/55	$225	$237
Boeing Co.,
5.81%, 5/1/50	610	601
5.93%, 5/1/60	175	172
6.26%, 5/1/27	100	103
BP Capital Markets America, Inc.,
4.89%, 9/11/33	525	534
BP Capital Markets PLC,
4.88%, 3/22/30 (b)	600	597
Broadcom, Inc.,
3.19%, 11/15/36 (a)	575	488
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	325	321
CBRE Services, Inc.,
4.90%, 1/15/33	300	302
Celanese U.S. Holdings LLC,
6.85%, 11/15/28	374	392
7.20%, 11/15/33	366	387
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	100	70
4.40%, 12/1/61	825	540
5.38%, 5/1/47	425	350
Cheniere Energy Partners LP,
5.55%, 10/30/35 (a)	700	716
Cisco Systems, Inc.,
5.50%, 1/15/40	275	285
Comcast Corp.,
2.89%, 11/1/51	325	190
3.75%, 4/1/40	1,050	866
Concentrix Corp.,
6.65%, 8/2/26	600	606
CRH America Finance, Inc.,
5.50%, 1/9/35	625	651
CSL Finance PLC,
5.11%, 4/3/34 (a)	750	771
CVS Health Corp.,
1.88%, 2/28/31	150	132
5.45%, 9/15/35	225	230
5.88%, 6/1/53	225	219
7.00%, 3/10/55	250	262
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	900	906
Diamondback Energy, Inc.,
6.25%, 3/15/33	900	970
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	650	675
Eli Lilly & Co.,
5.20%, 8/14/64	275	260
5.65%, 10/15/65	225	227
Energy Transfer LP,
5.60%, 9/1/34	425	438
Enterprise Products Operating LLC,
3.30%, 2/15/53	275	184
5.20%, 1/15/36	650	662
EQT Corp.,
4.50%, 1/15/29	347	348
4.75%, 1/15/31	375	378
6.50%, 7/1/27	350	357
7.50%, 6/1/30	246	271
Expand Energy Corp.,
5.70%, 1/15/35	250	259
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	385
Fiserv, Inc.,
5.35%, 3/15/31	575	591
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,225	1,228
7.35%, 3/6/30	500	537
Foundry JV Holdco LLC,
6.10%, 1/25/36 (a)	325	340
Gilead Sciences, Inc.,
4.75%, 3/1/46	750	680
Glencore Funding LLC,
5.63%, 4/4/34 (a)	725	759
Global Payments, Inc.,
5.55%, 11/15/35	50	50
HCA, Inc.,
4.30%, 11/15/30	375	374
4.63%, 3/15/52	350	286
Hexcel Corp.,
5.88%, 2/26/35	625	656
Hyatt Hotels Corp.,
5.05%, 3/30/28	475	484
Hyundai Capital America,
4.25%, 9/18/28 (a)	450	450
5.10%, 6/24/30 (a)	825	845
Icon Investments Six DAC,
5.81%, 5/8/27	600	613
Imperial Brands Finance PLC,
5.88%, 7/1/34 (a)	650	680
6.13%, 7/27/27 (a)	425	438
Intel Corp.,
4.90%, 8/5/52	250	207
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
6.25%, 3/1/56 (a)	150	149
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
5.95%, 4/20/35 (a)	675	710
JDE Peet's NV,
1.38%, 1/15/27 (a)	1,050	1,018
Kinder Morgan, Inc.,
5.85%, 6/1/35	200	212

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Kraft Heinz Foods Co.,
4.38%, 6/1/46	$125	$103
Kroger Co.,
5.00%, 9/15/34	625	629
Las Vegas Sands Corp.,
5.63%, 6/15/28	250	256
5.90%, 6/1/27	625	638
6.00%, 8/15/29 - 6/14/30	310	324
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	387
Lowe's Cos., Inc.,
4.50%, 10/15/32	725	721
LYB International Finance III LLC,
5.13%, 1/15/31	450	452
Mars, Inc.,
5.20%, 3/1/35 (a)	175	180
5.70%, 5/1/55 (a)	100	100
Meta Platforms, Inc.,
5.63%, 11/15/55	250	240
5.75%, 11/15/65	475	453
Micron Technology, Inc.,
5.30%, 1/15/31	200	207
6.05%, 11/1/35	75	80
MSCI, Inc.,
3.63%, 9/1/30 (a)	650	621
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	182	182
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	300	314
Nexa Resources SA,
6.75%, 4/9/34 (a)(c)	200	214
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	425	410
Novartis Capital Corp.,
4.00%, 11/20/45	375	315
Nutrien Ltd.,
5.25%, 3/12/32	350	361
Occidental Petroleum Corp.,
5.38%, 1/1/32	800	820
6.45%, 9/15/36	75	80
ONEOK, Inc.,
5.38%, 6/1/29	275	283
5.40%, 10/15/35	1,025	1,036
5.65%, 9/1/34	200	207
Oracle Corp.,
3.60%, 4/1/50	1,510	942
5.20%, 9/26/35	278	266
Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.35%, 1/12/27 (a)	625	632
6.05%, 8/1/28 (a)	300	313
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	525	508
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	900	836
Philip Morris International, Inc.,
4.25%, 10/29/32	625	615
4.63%, 10/29/35	350	343
Qorvo, Inc.,
3.38%, 4/1/31 (a)	750	696
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	211
6.45%, 3/5/34 (a)	206	168
Rio Tinto Finance USA PLC,
5.88%, 3/14/65	400	413
Royal Caribbean Cruises Ltd.,
5.38%, 1/15/36	175	176
Royalty Pharma PLC,
3.55%, 9/2/50	525	363
Siemens Funding BV,
5.80%, 5/28/55 (a)	200	210
5.90%, 5/28/65 (a)	200	210
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	550	545
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27	625	631
Stellantis Finance U.S., Inc.,
6.45%, 3/18/35 (a)	625	650
Stellantis Financial Services U.S. Corp.,
5.40%, 9/15/30 (a)	400	406
Targa Resources Corp.,
4.90%, 9/15/30	600	612
TELUS Corp.,
6.38%, 6/9/56	200	200
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	975	1,017
T-Mobile USA, Inc.,
5.13%, 5/15/32	350	360
5.25%, 6/15/55	25	23
5.75%, 1/15/54	475	466
TotalEnergies Capital SA,
5.64%, 4/5/64	250	242
Transcontinental Gas Pipe Line Co. LLC,
5.10%, 3/15/36 (a)	375	378
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	203
Uber Technologies, Inc.,
4.80%, 9/15/34	725	725
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	272	279
Series 2024-1
5.45%, 8/15/38	458	473
Var Energi ASA,
5.88%, 5/22/30 (a)	225	234
7.50%, 1/15/28 (a)	600	636

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
2.55%, 3/21/31		$1,675	$1,530
4.78%, 2/15/35		500	492
5.88%, 11/30/55		350	346
VICI Properties LP,
5.13%, 5/15/32		950	957
Videotron Ltd.,
3.63%, 6/15/29 (a)		650	633
			64,229
Utilities (10.9%)
AEP Transmission Co. LLC,
5.40%, 3/15/53		450	438
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		325	327
American Electric Power Co., Inc.,
Series C
5.80%, 3/15/56		175	174
American Water Capital Corp.,
5.70%, 9/1/55		350	351
Atmos Energy Corp.,
6.20%, 11/15/53		300	325
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51		350	218
Capital Power U.S. Holdings, Inc.,
5.26%, 6/1/28 (a)		325	332
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)		250	249
Commonwealth Edison Co.,
5.95%, 6/1/55		425	442
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53		500	510
Dominion Energy, Inc.,
5.38%, 11/15/32		550	572
6.00%, 2/15/56		155	156
DTE Energy Co.,
5.85%, 6/1/34		650	693
Duke Energy Florida LLC,
6.20%, 11/15/53		575	618
Duke Energy Indiana LLC,
2.75%, 4/1/50		330	207
Exelon Corp.,
5.88%, 3/15/55		175	176
FirstEnergy Transmission LLC,
5.00%, 1/15/35		450	452
Georgia Power Co.,
Series A
3.25%, 3/15/51		550	377
Liberty Utilities Co.,
5.58%, 1/31/29 (a)		825	853
MidAmerican Energy Co.,
3.15%, 4/15/50		275	187
New England Power Co.,
5.94%, 11/25/52 (a)		125	128
NextEra Energy Capital Holdings, Inc.,
4.00%, 5/15/56	EUR	290	340
4.50%, 5/15/56		260	305
4.69%, 9/1/27		$250	253
5.90%, 3/15/55		625	632
Pacific Gas & Electric Co.,
3.30%, 8/1/40		375	285
4.95%, 7/1/50		75	63
PacifiCorp,
4.15%, 2/15/50		250	186
Public Service Co. of Colorado,
5.15%, 9/15/35		525	532
5.35%, 5/15/34		350	360
Snam SpA,
5.00%, 5/28/30 (a)		525	536
5.75%, 5/28/35 (a)		425	445
Southern California Edison Co.,
5.88%, 12/1/53		250	240
Southern Co.,
4.85%, 3/15/35		250	247
5.70%, 3/15/34		550	579
Southern Power Co.,
Series A
4.25%, 10/1/30		375	374
Trans-Allegheny Interstate Line Co.,
5.00%, 1/15/31 (a)		775	797
Virginia Electric & Power Co.,
5.05%, 8/15/34		350	355
Vistra Operations Co. LLC,
4.30%, 10/15/28 (a)		250	251
5.70%, 12/30/34 (a)		700	723
			15,288
Total Fixed Income Securities (Cost $130,864)			132,648

	Shares
Preferred Stock (0.3%)
Wireless Telecommunication Services (0.3%)
T-Mobile USA, Inc. (e) (acquisition cost — $371; acquired 10/14/25) (Cost $371)	14,884	373

Short-Term Investments (3.8%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (f) (Cost $4,365)	4,364,932	4,365

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (f) (Cost $202)	202,215	202

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill,
3.84%, 3/3/26 (g)(h) (Cost $835)	$840	$835
Total Short-Term Investments (Cost $5,402)		5,402
Total Investments (98.6%) (Cost $136,637) including $199 of Securities Loaned (i)(j)		138,423
Other Assets in Excess of Liabilities (1.4%)		1,978
Net Assets (100.0%)		$140,401

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2025, were approximately $199,000 and $202,000, respectively. The Fund received cash collateral of approximately $202,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(g)	Rate shown is the yield to maturity at December 31, 2025.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and open futures contracts.
(j)	At December 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,942,000 and the aggregate gross unrealized depreciation is approximately $1,200,000, resulting in net unrealized appreciation of approximately $1,742,000.
DAC	Designated Activity Company.
MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Standard Chartered Bank	EUR	594	$685	1/14/26	$(14)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	79	Mar-26		$15,800	$16,494	$(7)
U.S. Treasury Long Bond (United States)	129	Mar-26		12,900	14,912	(161)
Short:
German Euro-Bobl Index (Germany)	2	Mar-26	EUR	(200)	(273)	1
German Euro-Bund Index (Germany)	2	Mar-26		(200)	(300)	2
Ultra U.S. Treasury Bond (United States)	19	Mar-26		$(1,900)	(2,242)	54
U.S. Treasury 5 yr. Note (United States)	42	Mar-26		(4,200)	(4,591)	14
U.S. Treasury 10 yr. Note (United States)	97	Mar-26		(9,700)	(10,906)	64
U.S. Treasury 10 yr. Ultra Note (United States)	4	Mar-26		(400)	(460)	3
						$(30)

EUR — Euro

Portfolio Composition*
Classification	Percentage of Total Investments
Industrials	46.5%
Finance	38.4
Utilities	11.1
Other**	4.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open futures contracts with a value of approximately $50,178,000 and net unrealized depreciation of approximately $30,000. Also does not include open foreign currency forward exchange contracts with an unrealized depreciation of approximately $14,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (90.1%)
Biotechnology (8.0%)
Alnylam Pharmaceuticals, Inc. (a)	4,988	$1,983
Argenx SE ADR (Belgium) (a)	2,476	2,082
Immunovant, Inc. (a)	188,312	4,787
ProKidney Corp. (a)(b)	820,877	1,839
Roivant Sciences Ltd. (a)	2,893,549	62,790
		73,481
Broadline Retail (1.5%)
Global-e Online Ltd. (Israel) (a)	347,298	13,652

Capital Markets (1.0%)
Twenty One Capital, Inc., Class A (a)	1,076,972	9,434

Entertainment (4.7%)
ROBLOX Corp., Class A (a)	531,776	43,090

Financial Services (10.5%)
Affirm Holdings, Inc. (a)	969,747	72,178
Federal National Mortgage Association (a)	2,275,015	24,411
		96,589
Health Care Providers & Services (0.4%)
Agilon Health, Inc. (a)	5,946,985	4,096

Information Technology Services (18.1%)
Cloudflare, Inc., Class A (a)	618,204	121,879
MongoDB, Inc. (a)	105,594	44,317
		166,196
Machinery (1.1%)
Symbotic, Inc. (a)	168,411	10,020

Personal Care Products (3.5%)
Oddity Tech Ltd., Class A (Israel) (a)	796,091	31,987

Pharmaceuticals (6.0%)
Royalty Pharma PLC, Class A	1,424,300	55,035

Real Estate Management & Development (3.3%)
Landbridge Co. LLC, Class A (b)	352,776	17,282
Opendoor Technologies, Inc. (a)	2,320,384	13,528
		30,810
Software (11.3%)
Aurora Innovation, Inc. (a)	5,815,213	22,331
BitMine Immersion Technologies, Inc.	526,740	14,301
Circle Internet Group, Inc. (a)	60,100	4,766
Figma, Inc., Class A (a)	662,307	24,750
Samsara, Inc., Class A (a)	374,969	13,293
Strategy, Inc., Class A (a)	158,823	24,133
		103,574
Specialty Retail (5.3%)
Carvana Co. (a)	9,573	4,040
Floor & Decor Holdings, Inc., Class A (a)	739,241	45,012
		49,052
Tech Hardware, Storage & Peripherals (4.1%)
IonQ, Inc. (a)	848,157	38,057

Trading Companies & Distributors (11.3%)
Core & Main, Inc., Class A (a)	838,933	43,599
QXO, Inc. (a)	3,122,268	60,229
		103,828
Total Common Stocks (Cost $704,298)		828,901

Preferred Stock (6.7%)
Software (6.7%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21) (Cost $24,713)	336,299	61,866

Investment Company (2.6%)
iShares Bitcoin Trust ETF (a) (Cost $18,165)	469,444	23,308

No. of Warrants
Warrants (0.0%)‡
Real Estate Management & Development (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	108,045	108

	Shares
Short-Term Investments (2.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (e) (Cost $8,012)	8,011,903	8,012

Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.61% (e)	13,715,652	13,716

	Face Amount (000)
Repurchase Agreements(0.5%)
HSBC Securities USA, Inc., (3.83%, dated 12/31/25, due 1/2/26; proceeds $1,399; fully collateralized by a U.S. Government obligation; 0.00% due 8/15/26; valued at $1,428)	$1,399	1,399
Merrill Lynch & Co., Inc., (3.82%, dated 12/31/25, due 1/2/26; proceeds $3,359; fully collateralized by U.S. Government obligations; 1.63% - 2.00% due 11/15/50 - 8/15/51; valued at $3,426)	3,359	3,359
Merrill Lynch & Co., Inc., (3.65%, dated 12/31/25, due 1/2/26; proceeds $434; fully collateralized by a U.S. Government obligation; 4.00% due 1/15/27; valued at $443)	434	434
		5,192
Total Securities held as Collateral on Loaned Securities (Cost $18,908)		18,908
Total Short-Term Investments (Cost $26,920)		26,920
Total Investments Excluding Purchased Options (102.3%) (Cost $774,096)		941,103
Total Purchased Options Outstanding (0.1%) (Cost $5,253)		787
Total Investments (102.4%) (Cost $779,349) including $18,090 of Securities Loaned (f)(g)(h)		941,890
Liabilities in Excess of Other Assets (–2.4%)		(22,187)
Net Assets (100.0%)		$919,703

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2025, were approximately $18,090,000 and $18,908,000, respectively. The Fund received cash collateral of approximately $18,908,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at December 31, 2025 amounts to approximately $61,866,000 and represents 6.7% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2025, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended December 31, 2025, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At December 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $249,620,000 and the aggregate gross unrealized depreciation is approximately $87,079,000, resulting in net unrealized appreciation of approximately $162,541,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.32	Dec–26	343,514,563	$343,515	$626	$973	$(347)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug–26	383,524,759	383,525	138	1,255	(1,117)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May–26	265,653,233	265,653	20	1,106	(1,086)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	262,108,699	262,109	1	1,082	(1,081)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr–26	172,375,736	172,376	2	837	(835)
							$787	$5,253	$(4,466)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition
Classification*	Percentage of Total Investments
Other**	24.7%
Information Technology Services	17.6
Software	17.6
Trading Companies & Distributors	11.0
Financial Services	10.3
Biotechnology	7.8
Pharmaceuticals	5.8
Specialty Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (45.0%)
Agency Fixed Rate Mortgages (4.2%)
United States (4.2%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 5/1/51		$1,179	$927
2.50%, 4/1/52		2,280	1,887
4.50%, 1/1/49		56	55
5.50%, 12/1/54		2,124	2,156
6.00%, 9/1/54		860	885
Gold Pools:
3.50%, 1/1/44 - 6/1/45		384	364
4.50%, 1/1/49		15	14
6.50%, 5/1/32		16	16
7.50%, 5/1/35		1	1
Federal National Mortgage Association, Conventional Pools:
2.00%, 3/1/52		1,609	1,305
2.50%, 9/1/52		2,507	2,131
3.00%, 7/1/49 - 6/1/52		4,026	3,597
3.50%, 3/1/47 - 1/1/51		804	751
4.00%, 4/1/45 - 9/1/45		436	421
4.50%, 3/1/41 - 11/1/44		59	59
5.00%, 1/1/41 - 3/1/41		151	154
5.50%, 8/1/55		2,125	2,162
6.00%, 1/1/38 - 10/1/55		1,005	1,034
6.50%, 12/1/29		2	2
7.50%, 8/1/37		2	2
February TBA:
3.50%, 2/1/56 (a)		770	709
January TBA:
3.00%, 1/1/56 (a)		230	203
4.00%, 1/1/56 (a)		820	778
4.50%, 1/1/55 (a)		900	879
5.00%, 1/1/55 (a)		3,380	3,372
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42		96	93
4.50%, 6/20/49		19	18
5.00%, 2/20/49 - 6/20/49		56	56
5.50%, 8/15/39		13	14
			24,045
Asset-Backed Securities (0.8%)
United States (0.8%)
AASET MT-1 Ltd., Class A
5.52%, 2/16/50 (b)		385	389
ACM Auto Trust, Class A
5.55%, 6/20/28 (b)		568	568
11.40%, 1/21/31 (b)		179	180
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (b)		740	730
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 4.61%, 12/25/32 (c)		405	388
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		700	698
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.62%, 7/25/39 (c)	EUR	190	210
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.50%, 10/17/41 (b)(c)		$798	801
VINE Trust, Class A
4.75%, 12/17/40 (b)		880	877
			4,841
Commercial Mortgage-Backed Securities (0.5%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.07%, 4/22/33 (c)	EUR	74	87

United States (0.5%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.10%, 8/15/39 (b)(c)		$800	803
BPR Trust,
1 Month Term SOFR + 3.00%, 6.75%, 5/15/39 (b)(c)		400	401
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%, 5.54%, 6/15/34 (b)(c)		700	701
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.37%, 6/15/39 (b)(c)		600	602
			2,507
			2,594
Corporate Bonds (6.7%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	540
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	530
Westpac Banking Corp.,
2.67%, 11/15/35		650	589
			1,659
Canada (0.3%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	276
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,306
Royal Bank of Canada,
4.31%, 11/3/31		$275	274
			1,856
Denmark (0.1%)
Danske Bank AS,
5.02%, 3/4/31 (b)		475	485

France (0.4%)
AXA SA,
3.25%, 5/28/49	EUR	400	469

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
France (cont'd)
BNP Paribas SA,
1.13%, 6/11/26	EUR	285	$333
1.25%, 7/13/31	GBP	200	223
4.38%, 1/13/29	EUR	400	485
BPCE SA,
4.00%, 11/29/32		400	485
5.75%, 6/1/33		300	374
Orange SA,
5.00%, 10/1/26 (e)		100	119
			2,488
Germany (0.3%)
Allianz SE,
2.12%, 7/8/50		100	111
5.82%, 7/25/53		400	526
RWE AG,
3.63%, 1/10/32		210	252
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		900	1,047
			1,936
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$500	529

Japan (0.2%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	400	464
NTT Finance Corp.,
4.88%, 7/16/30 (b)		$525	535
			999
Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	728

Luxembourg (0.2%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	462
Logicor Financing SARL,
1.50%, 7/13/26		300	351
			813
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)		120	146

Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		600	710

United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	574

United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	897
HSBC Holdings PLC,
2.87%, 11/22/32		300	273
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	282
NatWest Group PLC,
5.12%, 5/23/31		$525	539
			1,991
United States (4.1%)
Aon North America, Inc.,
5.45%, 3/1/34		675	702
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	467
3.65%, 6/1/51		$625	440
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,281
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	569
Boeing Co.,
5.81%, 5/1/50		375	369
6.26%, 5/1/27		100	103
6.30%, 5/1/29		200	212
Charles Schwab Corp.,
5.85%, 5/19/34		710	761
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	139
5.38%, 5/1/47		500	412
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	459
Citigroup, Inc.,
3.06%, 1/25/33		$1,350	1,237
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	201
5.20%, 1/15/36		175	178
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		550	568
Gilead Sciences, Inc.,
5.55%, 10/15/53		225	224
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	523
5.85%, 4/25/35		$525	558
Hyundai Capital America,
5.30%, 6/24/29 (b)		800	824
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		475	422
Jersey Central Power & Light Co.,
4.40%, 1/15/31 (b)		1,100	1,096
JPMorgan Chase & Co.,
6.25%, 10/23/34		1,450	1,595
Las Vegas Sands Corp.,
5.63%, 6/15/28		350	359
5.90%, 6/1/27		275	281
6.00%, 8/15/29 - 6/14/30		294	308

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	$263
Meta Platforms, Inc.,
5.63%, 11/15/55		$375	360
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		575	546
Micron Technology, Inc.,
5.30%, 1/15/31		250	259
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	357
Nuveen LLC,
5.85%, 4/15/34 (b)		225	237
ONEOK, Inc.,
5.05%, 11/1/34		600	595
6.50%, 9/1/30 (b)		575	617
Oracle Corp.,
5.50%, 8/3/35		225	221
5.88%, 9/26/45		300	271
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	232
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,047
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	343
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	74
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	675
1.88%, 10/1/49		100	74
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$550	480
U.S. Bancorp,
5.84%, 6/12/34		462	493
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	568
Verizon Communications, Inc.,
1.88%, 9/19/30	GBP	150	180
2.55%, 3/21/31		$625	571
3.38%, 10/27/36	GBP	150	168
VICI Properties LP,
5.13%, 5/15/32		$600	604
Vontier Corp.,
2.40%, 4/1/28		250	240
			23,763
			38,677
Mortgages - Other (1.4%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 3.29%, 1/25/39 (c)	EUR	291	321

United Kingdom (0.0%)‡
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 2.31%, 6/18/38 (c)		93	109
Landmark Mortgage Securities No. 3 PLC,
1 day GBP SONIA + 2.22%, 6.15%, 4/17/44 (c)	GBP	134	174
			283
United States (1.3%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (b)		$676	679
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		20	6
Bayview Opportunity Master Fund VI Trust,
3.00%, 1/25/52 (b)(c)		553	484
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		574	579
ChaseFlex Trust,
6.00%, 2/25/37		20	6
Citigroup Mortgage Loan Trust, Class A1
6.00%, 6/25/55 (b)(c)		390	397
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		192	168
3.00%, 10/25/58		22	19
4.00%, 10/25/58		20	19
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		35	31
3.00%, 7/25/46		14	12
3.00%, 5/25/47		92	80
3.50%, 5/25/45		14	13
3.50%, 9/25/45		36	33
3.50%, 7/25/46		21	19
4.00%, 5/25/45		4	4
3.00%, 12/25/46		50	43
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		446	374
6.00%, 2/25/56 (b)(c)		445	454
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		376	316
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		406	355
3.00%, 9/25/52 (b)(c)		447	391
3.25%, 7/25/52 (b)(c)		507	457
6.00%, 6/25/55 (b)(c)		722	735
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		438	368
OBX Trust, Class A1
3.00%, 1/25/52 (b)(c)		433	379
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		583	583

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		$525	$439
			7,443
			8,047
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122 (Cost $270)		270	211

Sovereign (20.6%)
Australia (1.0%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,240	1,232
Queensland Treasury Corp.,
3.25%, 5/21/35 (b)	EUR	130	151
South Australian Government Financing Authority,
1.75%, 5/24/34	AUD	1,400	719
Treasury Corp. of Victoria,
2.00%, 9/17/35		2,550	1,268
2.25%, 9/15/33		2,963	1,619
MTN
1.50%, 9/10/31		1,800	1,006
			5,995
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	382

Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		460	337
3.45%, 6/22/43		650	716
			1,053
Canada (1.0%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	1,590	1,169
Canadian Government Bond,
2.00%, 12/1/51		100	51
3.25%, 12/1/33 - 12/1/34		2,660	1,933
3.50%, 12/1/57		1,430	975
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	580
Province of Alberta Canada,
3.38%, 4/2/35	EUR	430	506
Province of Ontario Canada,
3.25%, 7/3/35		220	256
Province of Quebec Canada,
3.25%, 5/22/35		350	406
			5,876
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32		520	622
3.80%, 7/1/35		220	259
3.88%, 7/9/31		450	543
			1,424
China (3.7%)
China Government Bond,
1.43%, 1/25/30	CNY	15,760	2,244
2.04%, 11/25/34		13,860	2,015
2.37%, 1/20/27		16,110	2,331
2.69%, 8/15/32		11,730	1,776
2.80%, 11/15/32		18,840	2,884
3.12%, 10/25/52		4,620	761
3.13%, 11/21/29		19,580	2,982
3.27%, 11/19/30		24,960	3,884
3.52%, 4/25/46		460	79
3.53%, 10/18/51		1,240	218
3.81%, 9/14/50		3,890	707
3.86%, 7/22/49		6,430	1,168
			21,049
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	253

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	461

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	390	455

Finland (0.2%)
Finland Government Bond,
0.13%, 4/15/36		1,450	1,242

France (2.1%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	692
French Republic Government Bond OAT,
0.00%, 11/25/29		4,900	5,206
2.70%, 2/25/31		4,810	5,613
SNCF Reseau,
1.88%, 3/30/34		400	412
			11,923
Germany (2.5%)
Bundesobligation,
1.30%, 10/15/27		4,400	5,102
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		2,350	2,406
0.25%, 2/15/29		2,210	2,444
2.50%, 8/15/54		1,540	1,495
4.25%, 7/4/39		1,230	1,625
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,420	1,380
			14,452
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		250	315

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Hungary (0.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	$136
Hungary Government International Bond,
6.25%, 9/22/32		$1,120	1,197
			1,333
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,802,000	808

Ireland (0.1%)
Ireland Government Bond,
0.40%, 5/15/35	EUR	500	461

Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,020	1,156
3.85%, 7/1/34		940	1,147
4.00%, 11/15/30		1,580	1,959
4.45%, 9/1/43		298	367
4.50%, 10/1/53		580	699
			5,328
Japan (3.0%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	476,600	2,792
0.90%, 9/20/34		419,000	2,452
1.10%, 6/20/34		177,000	1,058
1.40%, 3/20/35		404,250	2,452
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	848
0.40%, 9/20/49		207,750	714
0.70%, 12/20/51		225,700	780
Japan Government Twenty Year Bond,
0.40%, 6/20/41		413,600	1,892
Japan Government Two Year Bond,
1.00%, 12/1/27		709,000	4,515
			17,503
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	638
Korea Development Bank,
0.80%, 7/19/26		590	580
			1,218
Lithuania (0.4%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	1,690	2,031

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,020	753
3.89%, 8/15/29		2,500	630
			1,383
Mexico (0.3%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	333
7.75%, 5/29/31 - 11/23/34		9,000	474
8.50%, 5/31/29		5,900	331
Mexico Government International Bond,
3.50%, 9/19/29	EUR	370	434
			1,572
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30		1,060	1,114
2.75%, 1/15/47		90	94
			1,208
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34 - 5/15/36	NZD	258	148
4.50%, 5/15/35		180	104
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	2,130	1,421
			1,673
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	104

Poland (0.1%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,400	329

Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	210	231

Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		470	579
6.50%, 10/7/45 (b)		150	176
			755
Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (b)		600	709
5.13%, 1/13/28 (b)		$477	488
			1,197
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	720	583

Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	860	982

Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28		540	607
2.70%, 10/31/48		380	365
3.45%, 10/31/34		2,300	2,758
3.50%, 5/31/29		1,050	1,277
4.00%, 10/31/54		130	150
			5,157
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,860	298

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	810	$1,021

Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	15,770	500
2.00%, 12/17/31		27,070	893
			1,393
United Kingdom (1.2%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	490	561
0.63%, 10/22/50		2,220	1,105
0.88%, 7/31/33		1,900	2,003
3.75%, 10/22/53		740	784
4.25%, 7/31/34		910	1,212
4.50%, 6/7/28		690	946
			6,611
			118,059
Supranational (0.8%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	222
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		1,010	1,043
MTN
5.30%, 2/19/29	AUD	4,950	3,302
			4,567
U.S. Treasury Securities (10.0%)
United States (10.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$5,160	3,276
1.75%, 8/15/41		1,770	1,195
4.88%, 8/15/45		2,280	2,303
U.S. Treasury Inflation Indexed Bond,
1.88%, 7/15/35		27,961	27,894
U.S. Treasury Notes,
1.38%, 10/31/28—11/15/31		7,600	7,052
3.38%, 5/15/33		3,590	3,452
4.00%, 7/31/32—2/15/34		5,250	5,275
4.13%, 8/31/30		6,600	6,717
			57,164
Total Fixed Income Securities (Cost $261,422)			258,205

	Shares
Common Stocks (49.1%)
Australia (0.8%)
ANZ Group Holdings Ltd.	11,319	274
APA Group	5,007	30
Aristocrat Leisure Ltd.	2,105	82
ASX Ltd.	744	26
BHP Group Ltd.	19,264	581
Brambles Ltd.	5,185	79
CAR Group Ltd.	1,440	30
Cochlear Ltd.	250	44
Coles Group Ltd.	5,160	74
Commonwealth Bank of Australia	6,281	671
Computershare Ltd.	1,989	45
CSL Ltd.	1,868	215
Evolution Mining Ltd.	7,777	65
Fortescue Ltd.	6,522	95
Goodman Group REIT	7,246	149
Insurance Australia Group Ltd.	8,915	47
Lottery Corp. Ltd.	8,505	29
Lynas Rare Earths Ltd. (f)	3,453	28
Macquarie Group Ltd.	1,366	185
Medibank Pvt Ltd.	10,433	33
National Australia Bank Ltd.	11,641	327
Northern Star Resources Ltd.	5,247	92
Origin Energy Ltd.	6,573	50
Pro Medicus Ltd.	211	31
Qantas Airways Ltd.	2,811	20
QBE Insurance Group Ltd.	5,680	75
REA Group Ltd.	200	24
Rio Tinto Ltd.	1,406	137
Santos Ltd.	12,376	51
Scentre Group REIT	19,914	56
SGH Ltd.	777	24
Sigma Healthcare Ltd.	19,792	39
Sonic Healthcare Ltd.	1,781	27
South32 Ltd.	17,161	41
Stockland REIT	9,307	36
Suncorp Group Ltd.	4,098	48
Telstra Group Ltd.	15,176	49
Transurban Group (Units)	11,863	112
Vicinity Ltd. REIT	14,880	25
Washington H Soul Pattinson & Co. Ltd.	1,294	32
Wesfarmers Ltd.	4,289	231
Westpac Banking Corp.	12,949	332
WiseTech Global Ltd.	756	34
Woodside Energy Group Ltd.	7,205	112
Woolworths Group Ltd.	4,686	92
Xero Ltd. (f)	636	48
		4,927
Austria (0.0%)‡
Erste Group Bank AG	1,329	160
OMV AG	635	35
Raiffeisen Bank International AG	565	25
Verbund AG	1,621	118
		338
Belgium (0.2%)
Ageas SA	584	41
Anheuser-Busch InBev SA	3,855	247
Argenx SE (f)	242	205
D'ieteren Group	85	15
Elia Group SA	1,009	130
Financiere de Tubize SA	79	19
Groupe Bruxelles Lambert NV	314	28
KBC Group NV	909	118
Lotus Bakeries NV	2	18

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Belgium (cont'd)
Sofina SA	64	$19
Syensqo SA	286	23
UCB SA	489	136
		999
Canada (1.9%)
Agnico Eagle Mines Ltd.	1,946	330
Alamos Gold, Inc., Class A	1,629	63
Alimentation Couche-Tard, Inc.	2,868	157
AltaGas Ltd.	1,138	35
ARC Resources Ltd.	2,240	42
AtkinsRealis Group, Inc.	638	41
Bank of Montreal	2,729	354
Bank of Nova Scotia	4,722	348
Barrick Mining Corp.	6,555	286
BCE, Inc.	287	7
Bombardier, Inc., Class B (f)	332	57
Brookfield Asset Management Ltd., Class A	1,577	83
Brookfield Corp.	7,882	362
Brookfield Renewable Corp.	527	20
CAE, Inc. (f)	1,166	35
Cameco Corp.	1,639	150
Canadian Imperial Bank of Commerce	3,557	322
Canadian National Railway Co.	2,021	200
Canadian Natural Resources Ltd.	8,010	271
Canadian Pacific Kansas City Ltd.	3,500	258
Canadian Tire Corp. Ltd., Class A	191	24
Canadian Utilities Ltd., Class A	508	16
CCL Industries, Inc., Class B	553	35
Celestica, Inc. (f)	442	131
Cenovus Energy, Inc.	5,504	93
CGI, Inc.	757	70
Constellation Software, Inc.	78	188
Descartes Systems Group, Inc. (f)	335	29
Dollarama, Inc.	1,049	157
Element Fleet Management Corp.	1,545	41
Emera, Inc.	1,143	56
Empire Co. Ltd., Class A	481	17
Enbridge, Inc.	8,311	398
Fairfax Financial Holdings Ltd.	79	151
First Quantum Minerals Ltd. (f)	2,678	72
FirstService Corp.	157	24
Fortis, Inc.	1,924	100
Franco-Nevada Corp.	744	154
George Weston Ltd.	665	46
GFL Environmental, Inc.	939	40
Gildan Activewear, Inc.	678	42
Great-West Lifeco, Inc.	1,056	52
Hydro One Ltd.	1,260	50
iA Financial Corp., Inc.	354	46
IGM Financial, Inc.	317	14
Imperial Oil Ltd.	665	57
Intact Financial Corp.	681	142
Ivanhoe Mines Ltd., Class A (f)	2,903	33
Keyera Corp.	874	28
Kinross Gold Corp.	4,700	132
Loblaw Cos. Ltd.	2,287	103
Lundin Gold, Inc.	424	35
Lundin Mining Corp.	2,604	56
Magna International, Inc.	1,037	55
Manulife Financial Corp.	6,485	236
Metro, Inc.	782	56
National Bank of Canada	1,498	188
Nutrien Ltd.	1,846	114
Open Text Corp.	984	32
Pan American Silver Corp.	1,627	84
Pembina Pipeline Corp.	2,207	84
Power Corp. of Canada	2,128	113
RB Global, Inc.	718	74
Restaurant Brands International, Inc.	1,219	83
Rogers Communications, Inc., Class B	1,387	52
Royal Bank of Canada	5,377	917
Saputo, Inc.	946	29
Shopify, Inc., Class A (f)	4,730	762
Stantec, Inc.	437	41
Sun Life Financial, Inc.	2,141	134
Suncor Energy, Inc.	4,674	207
TC Energy Corp.	3,939	217
Teck Resources Ltd., Class B	1,690	81
TELUS Corp.	1,959	26
TFI International, Inc.	301	31
Thomson Reuters Corp.	610	81
TMX Group Ltd.	1,065	41
Toromont Industries Ltd.	313	38
Toronto-Dominion Bank	6,477	610
Tourmaline Oil Corp.	1,405	63
Wheaton Precious Metals Corp.	1,756	206
Whitecap Resources, Inc.	4,619	39
WSP Global, Inc.	498	90
		10,837
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	42,000	—

Denmark (0.3%)
AP Moller - Maersk AS Series B	26	59
Carlsberg AS Series B	366	48
Coloplast AS Series B	494	42
Danske Bank AS	2,616	131
Demant AS (f)	372	12
DSV AS	801	202
Genmab AS (f)	234	73
Novo Nordisk AS, Class B	11,664	592
Novonesis Novozymes B Series B	1,359	87
Orsted AS (f)	12,414	237
Pandora AS	309	34
Rockwool AS, Class B	376	13

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Denmark (cont'd)
Tryg AS	1,306	$34
Vestas Wind Systems AS	3,924	106
		1,670
Finland (0.2%)
Elisa OYJ	532	24
Fortum OYJ	10,357	220
Kesko OYJ, Class B	1,024	23
Kone OYJ, Class B	1,270	90
Metso OYJ	2,492	43
Neste OYJ	1,583	36
Nokia OYJ	19,844	128
Nordea Bank Abp	11,665	219
Orion OYJ, Class B	411	31
Sampo OYJ, Class A	9,083	110
Stora Enso OYJ, Class R	2,186	27
UPM-Kymmene OYJ	1,979	57
Wartsila OYJ Abp	1,893	67
		1,075
France (1.7%)
Accor SA	755	43
Aeroports de Paris SA	134	17
Air Liquide SA	2,217	417
Airbus SE	2,278	529
Alstom SA(f)	1,331	39
Amundi SA	236	19
ArcelorMittal SA	1,812	83
AXA SA	6,671	320
BioMerieux	160	21
BNP Paribas SA	3,866	366
Bollore SE	2,703	15
Bouygues SA	737	38
Bureau Veritas SA	1,306	42
Capgemini SE	598	99
Carrefour SA	2,275	38
Cie de Saint-Gobain SA	1,719	175
Cie Generale des Etablissements Michelin SCA	2,586	86
Covivio SA REIT	214	14
Credit Agricole SA	4,110	85
Danone SA	2,483	224
Dassault Aviation SA	76	24
Dassault Systemes SE	2,567	72
Edenred SE	918	20
Eiffage SA	264	38
Engie SA	42,458	1,115
EssilorLuxottica SA	1,165	368
Eurofins Scientific SE	455	33
Euronext NV	293	44
FDJ UNITED	427	12
Gecina SA REIT	176	17
Getlink SE	1,151	21
Hermes International SCA	122	303
Ipsen SA	144	20
Kering SA	287	100
Klepierre SA REIT	828	33
Legrand SA	1,008	150
L'Oreal SA	924	397
LVMH Moet Hennessy Louis Vuitton SE	956	721
Orange SA	7,096	118
Pernod Ricard SA	776	66
Publicis Groupe SA	884	92
Renault SA	747	31
Rexel SA	860	34
Safran SA	1,384	482
Sanofi SA	4,224	409
Sartorius Stedim Biotech	112	27
Schneider Electric SE	2,104	576
Societe Generale SA	2,725	219
Sodexo SA	339	17
STMicroelectronics NV	2,593	68
Thales SA	359	97
TotalEnergies SE	7,632	498
Unibail-Rodamco-Westfield REIT	466	51
Veolia Environnement SA	14,654	510
Vinci SA	1,918	270
		9,723
Germany (1.6%)
adidas AG	660	131
Allianz SE (Registered)	1,481	685
BASF SE	3,413	180
Bayer AG (Registered)	3,736	162
Bayerische Motoren Werke AG	1,082	117
Bayerische Motoren Werke AG (Preference)	212	23
Beiersdorf AG	371	41
Brenntag SE	470	27
Commerzbank AG	2,822	119
Continental AG	424	34
CTS Eventim AG & Co. KGaA	240	22
Daimler Truck Holding AG	1,833	79
Delivery Hero SE (f)	747	20
Deutsche Bank AG (Registered)	7,112	274
Deutsche Boerse AG	717	189
Deutsche Lufthansa AG (Registered)	2,331	23
Deutsche Post AG (Registered)	3,690	201
Deutsche Telekom AG (Registered)	14,035	457
Dr. Ing hc F Porsche AG (Preference)	437	23
E.ON SE	52,143	987
Evonik Industries AG	978	15
Fresenius Medical Care AG	844	40
Fresenius SE & Co. KGaA	1,622	93
GEA Group AG	566	38
Hannover Rueck SE (Registered)	230	72
Heidelberg Materials AG	510	132
Henkel AG & Co. KGaA	398	30
Henkel AG & Co. KGaA (Preference)	613	50
Hensoldt AG	245	21
HOCHTIEF AG	60	24
Infineon Technologies AG	4,996	218

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Knorr-Bremse AG	280	$31
LEG Immobilien SE	291	21
Mercedes-Benz Group AG (Registered)	2,781	193
Merck KGaA	493	70
MTU Aero Engines AG	207	86
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	500	329
Nemetschek SE	223	24
Porsche Automobil Holding SE (Preference)	591	28
Qiagen NV	834	38
Rational AG	20	15
Rheinmetall AG	178	325
RWE AG	14,765	782
SAP SE	4,000	972
Sartorius AG (Preference)	101	29
Scout24 SE	289	29
Siemens AG (Registered)	2,911	815
Siemens Energy AG (f)	2,983	419
Siemens Healthineers AG	1,303	68
Symrise AG	506	41
Talanx AG	248	33
Volkswagen AG (Preference)	798	97
Vonovia SE	2,893	83
Zalando SE (f)	853	25
		9,080
Hong Kong (0.3%)
AIA Group Ltd.	40,717	419
BOC Hong Kong Holdings Ltd.	14,183	72
CK Asset Holdings Ltd.	7,424	38
CK Hutchison Holdings Ltd.	10,298	70
CK Infrastructure Holdings Ltd.	2,429	18
CLP Holdings Ltd.	6,329	57
Futu Holdings Ltd. ADR (f)	221	36
Galaxy Entertainment Group Ltd.	7,596	37
Hang Seng Bank Ltd.	2,908	57
Henderson Land Development Co. Ltd.	5,665	20
HKT Trust & HKT Ltd.	14,541	21
Hong Kong & China Gas Co. Ltd.	43,213	39
Hong Kong Exchanges & Clearing Ltd.	4,662	244
Hongkong Land Holdings Ltd.	4,196	29
Jardine Matheson Holdings Ltd.	627	43
Link REIT	10,452	47
MTR Corp. Ltd.	5,976	23
Power Assets Holdings Ltd.	5,340	38
Sands China Ltd.	9,330	24
Sino Land Co. Ltd.	14,105	19
SITC International Holdings Co. Ltd.	5,129	18
Sun Hung Kai Properties Ltd.	5,561	68
Swire Pacific Ltd., Class A	1,340	11
Techtronic Industries Co. Ltd.	5,625	65
WH Group Ltd.	32,253	36
Wharf Holdings Ltd.	4,128	11
Wharf Real Estate Investment Co. Ltd.	6,431	20
		1,580
Ireland (0.1%)
AIB Group PLC	7,780	83
Bank of Ireland Group PLC	3,487	67
Kerry Group PLC, Class A	581	53
Kingspan Group PLC	552	47
Ryanair Holdings PLC	3,035	105
		355
Israel (0.1%)
Azrieli Group Ltd.	165	19
Bank Hapoalim BM	4,870	110
Bank Leumi Le-Israel BM	5,799	128
Check Point Software Technologies Ltd. (f)	335	62
CyberArk Software Ltd. (f)	197	88
Elbit Systems Ltd.	108	62
ICL Group Ltd.	3,016	17
Israel Discount Bank Ltd., Class A	4,764	51
Mizrahi Tefahot Bank Ltd.	607	42
Monday.com Ltd. (f)	169	25
Nice Ltd. (f)	240	27
Nova Ltd. (f)	115	38
Phoenix Financial Ltd.	891	37
Teva Pharmaceutical Industries Ltd. ADR (f)	4,478	140
Wix.com Ltd. (f)	217	23
		869
Italy (0.8%)
Banca Mediolanum SpA	857	19
Banca Monte dei Paschi di Siena SpA	7,491	80
Banco BPM SpA	4,346	66
BPER Banca SpA	5,615	76
Buzzi SpA	295	18
Davide Campari-Milano NV	2,340	15
Enel SpA	189,598	1,971
Eni SpA	7,789	148
Ferrari NV	479	178
FinecoBank Banca Fineco SpA	2,339	60
Generali	3,241	135
Infrastrutture Wireless Italiane SpA	1,057	10
Intesa Sanpaolo SpA	54,442	376
Leonardo SpA	1,537	88
Moncler SpA	891	57
Nexi SpA	1,976	10
Poste Italiane SpA	1,747	44
Prysmian SpA	1,075	107
Recordati Industria Chimica e Farmaceutica SpA	433	24
Snam SpA	46,938	312
Stellantis NV	7,635	84
Telecom Italia SpA (f)	44,450	27
Tenaris SA	1,421	27
Terna - Rete Elettrica Nazionale	32,801	349

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
UniCredit SpA	5,368	$445
Unipol Assicurazioni SpA	1,372	33
		4,759
Netherlands (0.7%)
ABN AMRO Bank NV CVA	2,277	79
Adyen NV (f)	97	156
Aegon Ltd.	5,110	40
AerCap Holdings NV	680	98
Akzo Nobel NV	655	46
ASM International NV	180	109
ASML Holding NV	1,488	1,603
ASR Nederland NV	603	43
BE Semiconductor Industries NV	281	44
Coca-Cola Europacific Partners PLC	800	72
CVC Capital Partners PLC	820	14
DSM-Firmenich AG	661	53
EXOR NV	360	31
Heineken Holding NV	498	36
Heineken NV	1,106	91
IMCD NV	227	21
ING Groep NV	11,742	330
InPost SA (f)	951	12
JDE Peet's NV	657	25
Koninklijke Ahold Delhaize NV	3,450	141
Koninklijke KPN NV	14,959	70
Koninklijke Philips NV	2,981	81
Magnum Ice Cream Co. NV (f)	1,898	30
NN Group NV	1,033	80
Prosus NV (f)	5,032	312
Randstad NV	416	16
Universal Music Group NV	4,228	110
Wolters Kluwer NV	898	93
		3,836
New Zealand (0.0%)‡
Auckland International Airport Ltd.	5,593	27
Contact Energy Ltd.	2,854	15
Fisher & Paykel Healthcare Corp. Ltd.	1,950	42
Infratil Ltd.	3,039	20
Meridian Energy Ltd.	4,299	14
		118
Norway (0.1%)
Aker BP ASA	1,286	33
DNB Bank ASA	3,610	101
Equinor ASA	3,111	73
Gjensidige Forsikring ASA	815	24
Kongsberg Gruppen ASA	1,790	46
Mowi ASA	1,906	46
Norsk Hydro ASA	5,626	43
Orkla ASA	2,829	32
Salmar ASA	278	17
Telenor ASA	2,493	36
Yara International ASA	667	27
		478
Portugal (0.1%)
Banco Comercial Portugues SA, Class R	33,867	36
EDP Renovaveis SA	7,533	106
EDP SA	74,874	345
Galp Energia SGPS SA	1,854	32
Jeronimo Martins SGPS SA	1,251	30
		549
Singapore (0.2%)
CapitaLand Ascendas REIT (f)	14,727	32
CapitaLand Integrated Commercial Trust REIT (f)	23,047	43
CapitaLand Investment Ltd.	8,800	19
DBS Group Holdings Ltd.	7,967	349
Grab Holdings Ltd., Class A (f)	9,082	45
Keppel Ltd.	5,461	44
Oversea-Chinese Banking Corp. Ltd.	12,771	196
Sea Ltd. ADR (f)	1,454	186
Sembcorp Industries Ltd.	3,362	16
Singapore Airlines Ltd.	5,900	29
Singapore Exchange Ltd.	3,212	42
Singapore Technologies Engineering Ltd.	5,856	38
Singapore Telecommunications Ltd.	28,078	99
United Overseas Bank Ltd.	4,716	129
Wilmar International Ltd.	7,298	18
Yangzijiang Shipbuilding Holdings Ltd.	9,753	26
		1,311
South Africa (0.0%)‡
Valterra Platinum Ltd.	537	45

Spain (1.1%)
Acciona SA	577	126
ACS Actividades de Construccion y Servicios SA	689	68
Aena SME SA	2,901	81
Amadeus IT Group SA	1,745	129
Banco Bilbao Vizcaya Argentaria SA	22,533	529
Banco de Sabadell SA	19,938	79
Banco Santander SA	57,981	683
Bankinter SA	2,621	43
CaixaBank SA	15,125	185
Cellnex Telecom SA	1,895	61
Endesa SA	7,401	266
Ferrovial SE	2,008	130
Grifols SA	1,155	14
Iberdrola SA	148,033	3,205
Industria de Diseno Textil SA	4,214	278
International Consolidated Airlines Group SA	4,593	26
Mapfre SA	3,573	18
Naturgy Energy Group SA	5,602	171
Redeia Corp. SA	9,502	169
Repsol SA	4,407	82
Telefonica SA	14,061	58
		6,401
Sweden (0.5%)
AddTech AB, Class B	985	35
Alfa Laval AB	1,098	55
Assa Abloy AB, Class B	3,802	147

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Atlas Copco AB, Class A	16,080	$276
Beijer Ref AB	1,549	25
Boliden AB (f)	1,079	60
Epiroc AB, Class A	3,994	87
EQT AB	1,876	73
Essity AB, Class B	2,286	66
Evolution AB	501	34
Fastighets AB Balder, Class B (f)	2,710	20
H & M Hennes & Mauritz AB, Class B	1,863	37
Hexagon AB, Class B	7,889	93
Holmen AB, Class B	267	10
Industrivarden AB, Class A	1,040	46
Indutrade AB	1,043	27
Investment AB Latour, Class B	559	14
Investor AB, Class B	6,895	246
L E Lundbergforetagen AB, Class B	288	16
Lifco AB, Class B	885	33
Nibe Industrier AB, Class B	5,732	22
Saab AB, Class B	1,190	69
Sagax AB, Class B	831	18
Sandvik AB	4,049	131
Securitas AB, Class B	1,872	30
Skandinaviska Enskilda Banken AB, Class A	5,776	122
Skanska AB, Class B	1,297	35
SKF AB, Class B	1,300	34
Spotify Technology SA (f)	597	347
Svenska Cellulosa AB SCA, Class B	2,304	30
Svenska Handelsbanken AB, Class A	5,515	80
Swedbank AB, Class A	3,221	112
Swedish Orphan Biovitrum AB (f)	751	27
Tele2 AB, Class B	2,063	34
Telefonaktiebolaget LM Ericsson, Class B	10,672	104
Telia Co. AB	8,835	38
Trelleborg AB, Class B	768	32
Volvo AB, Class B	6,041	192
		2,857
Switzerland (1.3%)
ABB Ltd. (Registered)	5,945	438
Alcon AG	1,905	151
Avolta AG (Registered)	337	20
Banque Cantonale Vaudoise (Registered)	114	14
Barry Callebaut AG (Registered)	14	23
Belimo Holding AG (Registered)	38	37
BKW AG	492	104
Chocoladefabriken Lindt & Spruengli AG	4	58
Cie Financiere Richemont SA, Class A (Registered)	2,023	436
EMS-Chemie Holding AG (Registered)	27	19
Galderma Group AG (f)	590	120
Geberit AG (Registered)	129	100
Givaudan SA (Registered)	35	139
Helvetia Baloise Holding AG (Registered)	303	80
Holcim AG (f)	1,935	188
Julius Baer Group Ltd.	783	61
Kuehne & Nagel International AG (Registered)	184	39
Logitech International SA (Registered)	583	59
Lonza Group AG (Registered)	266	179
Nestle SA (Registered)	9,758	969
Novartis AG (Registered)	7,131	983
Partners Group Holding AG	86	106
Roche Holding AG	121	51
Roche Holding AG (Genusschein)	2,641	1,091
Sandoz Group AG	1,586	115
Schindler Holding AG	154	58
Schindler Holding AG (Registered)	89	32
SGS SA (Registered)	629	72
Sika AG (Registered) (f)	577	117
Sonova Holding AG (Registered)	193	50
Straumann Holding AG (Registered)	427	50
Swatch Group AG	109	23
Swiss Life Holding AG (Registered)	108	124
Swiss Prime Site AG (Registered) (f)	306	48
Swiss Re AG	1,127	188
Swisscom AG (Registered)	98	71
UBS Group AG (Registered)	12,020	555
VAT Group AG	102	49
Zurich Insurance Group AG	554	419
		7,436
United Kingdom (2.5%)
3i Group PLC	3,810	167
Admiral Group PLC	998	43
Anglo American PLC	4,257	176
Antofagasta PLC	1,501	66
Ashtead Group PLC	1,635	111
Associated British Foods PLC	1,228	35
AstraZeneca PLC	5,911	1,094
Auto Trader Group PLC	3,336	26
Aviva PLC	11,722	108
BAE Systems PLC	11,661	268
Barclays PLC	53,741	344
Barratt Redrow PLC	5,193	27
BP PLC	60,580	353
British American Tobacco PLC	8,385	475
BT Group PLC	22,850	57
Bunzl PLC	1,240	35
Centrica PLC	110,054	251
Coca-Cola HBC AG (f)	836	43
Compass Group PLC	6,531	207
DCC PLC	380	24
Diageo PLC	8,611	186
Endeavour Mining PLC	744	39
Entain PLC	2,317	24
Evraz PLC (f)(g)	2,495	—
Experian PLC	3,503	158
Fresnillo PLC	851	38
Glencore PLC (f)	38,334	210
GSK PLC	15,556	381

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Haleon PLC	34,105	$172
Halma PLC	1,470	70
Hikma Pharmaceuticals PLC	634	13
HSBC Holdings PLC	66,307	1,043
Imperial Brands PLC	2,944	124
Informa PLC	5,001	59
InterContinental Hotels Group PLC	559	79
Intertek Group PLC	591	37
J Sainsbury PLC	6,574	29
JD Sports Fashion PLC	9,621	11
Kingfisher PLC	6,654	28
Land Securities Group PLC REIT	2,702	23
Legal & General Group PLC	21,731	76
Lloyds Banking Group PLC	228,409	302
London Stock Exchange Group PLC	1,790	215
M&G PLC	8,756	34
Marks & Spencer Group PLC	7,889	35
Melrose Industries PLC	4,848	38
National Grid PLC	115,805	1,776
NatWest Group PLC	31,132	273
Next PLC	445	82
Paragon Offshore PLC (f)(g)	303	—
Pearson PLC	2,212	31
Phoenix Group Holdings PLC	2,690	27
Prudential PLC	9,839	151
Reckitt Benckiser Group PLC	2,592	210
RELX PLC	7,015	283
Rentokil Initial PLC	9,656	58
Rio Tinto PLC	4,311	347
Rolls-Royce Holdings PLC	32,402	501
Sage Group PLC	3,696	54
Schroders PLC	2,786	15
Segro PLC REIT	4,915	48
Severn Trent PLC	6,337	238
Shell PLC	22,288	821
Smith & Nephew PLC	3,098	52
Smiths Group PLC	1,257	40
Spirax Group PLC	283	26
SSE PLC	28,072	823
Standard Chartered PLC	7,479	182
Tesco PLC	24,902	148
Unilever PLC	8,343	545
United Utilities Group PLC	15,879	255
Vodafone Group PLC	73,109	97
Whitbread PLC	665	23
Wise PLC, Class A (f)	2,542	30
		14,470
United States (34.6%)
3M Co.	1,780	285
Abbott Laboratories	5,799	727
AbbVie, Inc.	5,863	1,340
Accenture PLC, Class A	2,061	553
Adobe, Inc. (f)	1,399	490
Advanced Micro Devices, Inc. (f)	5,392	1,155
AECOM	441	42
Affirm Holdings, Inc. (f)	904	67
Aflac, Inc.	1,693	187
Agilent Technologies, Inc.	947	129
Air Products & Chemicals, Inc.	741	183
Airbnb, Inc., Class A (f)	1,429	194
Alexandria Real Estate Equities, Inc. REIT	511	25
Allegion PLC	285	45
Alliant Energy Corp.	850	55
Allstate Corp.	873	182
Alnylam Pharmaceuticals, Inc. (f)	439	175
Alphabet, Inc., Class A	35,713	11,191
Altria Group, Inc.	5,580	322
Amazon.com, Inc. (f)	32,133	7,417
Amcor PLC	7,600	63
Ameren Corp.	893	89
American Electric Power Co., Inc.	1,773	204
American Express Co.	1,878	695
American Financial Group, Inc.	222	30
American Homes 4 Rent, Class A REIT	1,105	35
American International Group, Inc.	1,844	158
American Tower Corp. REIT	1,566	275
American Water Works Co., Inc.	646	84
Ameriprise Financial, Inc.	316	155
AMETEK, Inc.	769	158
Amgen, Inc.	1,806	591
Amphenol Corp., Class A	4,073	550
Amrize Ltd. (f)	1,657	90
Analog Devices, Inc.	1,645	446
Annaly Capital Management, Inc. REIT	2,153	48
Aon PLC, Class A	682	241
Apollo Global Management, Inc.	1,464	212
Apple, Inc.	49,372	13,422
Applied Materials, Inc.	2,649	681
AppLovin Corp., Class A (f)	792	534
Aptiv PLC (f)	729	55
Arch Capital Group Ltd. (f)	1,237	119
Archer-Daniels-Midland Co.	1,593	92
ARES Management Corp., Class A	719	116
Arista Networks, Inc. (f)	3,503	459
Arthur J Gallagher & Co.	848	219
Astera Labs, Inc. (f)	442	73
AT&T, Inc.	23,608	586
Atlassian Corp., Class A (f)	553	90
Atmos Energy Corp.	531	89
Autodesk, Inc. (f)	708	210
Automatic Data Processing, Inc.	1,347	346
AutoZone, Inc. (f)	56	190
AvalonBay Communities, Inc. REIT	473	86
Avery Dennison Corp.	260	47
Axon Enterprise, Inc. (f)	250	142
Baker Hughes Co.	3,272	149
Ball Corp.	851	45

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Bank of America Corp.	23,754	$1,306
Bank of New York Mellon Corp.	2,348	273
Baxter International, Inc.	1,722	33
Becton Dickinson & Co.	960	186
Bentley Systems, Inc., Class B	534	20
Berkshire Hathaway, Inc., Class B (f)	4,572	2,298
Best Buy Co., Inc.	683	46
Biogen, Inc. (f)	488	86
Blackrock, Inc.	491	526
Blackstone, Inc.	2,454	378
Block, Inc., Class A (f)	1,845	120
Bloom Energy Corp., Class A (f)	762	66
Boeing Co. (f)	2,583	561
Booking Holdings, Inc.	108	578
Booz Allen Hamilton Holding Corp.	410	35
Boston Scientific Corp. (f)	4,947	472
Bristol-Myers Squibb Co.	6,818	368
Broadcom, Inc.	15,056	5,211
Broadridge Financial Solutions, Inc.	390	87
Brown & Brown, Inc.	963	77
Brown-Forman Corp., Class B	605	16
Builders FirstSource, Inc. (f)	373	38
Bunge Global SA	466	41
Burlington Stores, Inc. (f)	214	62
BXP, Inc. REIT	501	34
Cadence Design Systems, Inc. (f)	912	285
Capital One Financial Corp.	2,160	523
Cardinal Health, Inc.	793	163
Carlisle Cos., Inc.	144	46
Carlyle Group, Inc.	791	47
Carnival Corp. (f)	3,536	108
Carrier Global Corp.	2,551	135
Carvana Co. (f)	440	186
Caterpillar, Inc.	1,572	901
Cboe Global Markets, Inc.	349	88
CBRE Group, Inc., Class A (f)	994	160
CDW Corp.	440	60
Cencora, Inc.	616	208
Centene Corp. (f)	1,626	67
CenterPoint Energy, Inc.	2,156	83
CF Industries Holdings, Inc.	537	41
CH Robinson Worldwide, Inc.	395	63
Charles Schwab Corp.	5,773	577
Charter Communications, Inc., Class A (f)	294	61
Cheniere Energy, Inc.	722	140
Chevron Corp.	6,369	971
Chipotle Mexican Grill, Inc. (f)	4,544	168
Chubb Ltd.	1,257	392
Church & Dwight Co., Inc.	811	68
Ciena Corp. (f)	478	112
Cigna Group	889	245
Cincinnati Financial Corp.	519	85
Cintas Corp.	1,207	227
Cisco Systems, Inc.	13,244	1,020
Citigroup, Inc.	6,243	728
Citizens Financial Group, Inc.	1,451	85
Clorox Co.	404	41
Cloudflare, Inc., Class A (f)	1,052	207
CME Group, Inc.	1,195	326
CMS Energy Corp.	989	69
CNH Industrial NV	2,928	27
Coca-Cola Co.	13,550	947
Cognizant Technology Solutions Corp., Class A	1,636	136
Coinbase Global, Inc., Class A (f)	692	156
Colgate-Palmolive Co.	2,558	202
Comcast Corp., Class A	12,214	365
Comfort Systems USA, Inc.	119	111
ConocoPhillips	4,122	386
Consolidated Edison, Inc.	1,194	119
Constellation Brands, Inc., Class A	499	69
Constellation Energy Corp.	1,042	368
Cooper Cos., Inc. (f)	666	55
Copart, Inc. (f)	3,050	119
Corebridge Financial, Inc.	959	29
CoreWeave, Inc., Class A (f)	580	41
Corning, Inc.	2,725	239
Corpay, Inc. (f)	224	67
Corteva, Inc.	2,260	151
CoStar Group, Inc. (f)	1,402	94
Costco Wholesale Corp.	1,487	1,282
Coterra Energy, Inc.	2,514	66
Credo Technology Group Holding Ltd. (f)	522	75
CRH PLC	2,272	284
Crowdstrike Holdings, Inc., Class A (f)	844	396
Crown Castle, Inc. REIT	1,443	128
CSX Corp.	6,203	225
Cummins, Inc.	463	236
CVS Health Corp.	4,212	334
Danaher Corp.	2,145	491
Darden Restaurants, Inc.	389	72
Datadog, Inc., Class A (f)	1,028	140
Deckers Outdoor Corp. (f)	491	51
Deere & Co.	856	398
Dell Technologies, Inc., Class C	1,096	138
Delta Air Lines, Inc.	557	39
Devon Energy Corp.	1,974	72
Dexcom, Inc. (f)	1,303	86
Diamondback Energy, Inc.	618	93
Dick's Sporting Goods, Inc.	230	45
Digital Realty Trust, Inc. REIT	1,130	175
Docusign, Inc. (f)	675	46
Dollar General Corp.	730	97
Dollar Tree, Inc. (f)	645	79
Dominion Energy, Inc.	2,817	165
Domino's Pizza, Inc.	108	45
DoorDash, Inc., Class A (f)	1,290	292
Dover Corp.	459	90

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Dow, Inc.	2,375	$55
DR Horton, Inc.	900	130
DraftKings, Inc., Class A (f)	1,505	52
DTE Energy Co.	686	88
Duke Energy Corp.	2,573	302
DuPont de Nemours, Inc.	1,415	57
Dynatrace, Inc. (f)	1,009	44
Eaton Corp. PLC	1,301	414
eBay, Inc.	1,486	129
EchoStar Corp., Class A (f)	460	50
Ecolab, Inc.	853	224
Edison International	1,263	76
Edwards Lifesciences Corp. (f)	1,956	167
Electronic Arts, Inc.	793	162
Elevance Health, Inc.	754	264
Eli Lilly & Co.	2,663	2,862
EMCOR Group, Inc.	150	92
Emerson Electric Co.	1,881	250
Entegris, Inc.	511	43
Entergy Corp.	1,477	136
EOG Resources, Inc.	1,798	189
EQT Corp.	2,053	110
Equifax, Inc.	412	89
Equinix, Inc. REIT	325	249
Equitable Holdings, Inc.	998	48
Equity LifeStyle Properties, Inc. REIT	616	37
Equity Residential REIT	1,206	76
Erie Indemnity Co., Class A	83	24
Essential Utilities, Inc.	927	36
Essex Property Trust, Inc. REIT	214	56
Estee Lauder Cos., Inc., Class A	790	83
Everest Group Ltd.	139	47
Evergy, Inc.	761	55
Eversource Energy	1,227	83
Exelon Corp.	3,339	146
Expand Energy Corp.	777	86
Expedia Group, Inc.	395	112
Expeditors International of Washington, Inc.	455	68
Extra Space Storage, Inc. REIT	708	92
Exxon Mobil Corp.	14,026	1,688
F&G Annuities & Life, Inc.	52	2
F5, Inc. (f)	194	49
Fair Isaac Corp. (f)	79	134
Fastenal Co.	3,840	154
FedEx Corp.	757	219
Ferguson Enterprises, Inc.	658	146
Fidelity National Financial, Inc.	859	47
Fidelity National Information Services, Inc.	1,728	115
Fifth Third Bancorp	2,227	104
First Citizens BancShares, Inc., Class A	30	64
First Solar, Inc. (f)	341	89
FirstEnergy Corp.	1,818	81
Fiserv, Inc. (f)	1,821	122
Flex Ltd. (f)	1,263	76
Flutter Entertainment PLC (f)	565	121
Ford Motor Co.	13,046	171
Fortinet, Inc. (f)	2,198	175
Fortive Corp.	1,122	62
Fox Corp., Class A	1,208	84
Freeport-McMoRan, Inc.	4,900	249
Gaming & Leisure Properties, Inc. REIT	940	42
Garmin Ltd.	546	111
Gartner, Inc. (f)	251	63
GE HealthCare Technologies, Inc.	1,527	125
GE Vernova, Inc.	906	592
Gen Digital, Inc.	1,749	48
General Dynamics Corp.	765	258
General Electric Co.	3,567	1,099
General Mills, Inc.	1,776	83
General Motors Co.	3,177	258
Genuine Parts Co.	469	58
Gilead Sciences, Inc.	4,137	508
Global Payments, Inc.	811	63
GoDaddy, Inc., Class A (f)	464	58
Goldman Sachs Group, Inc.	1,020	897
Graco, Inc.	553	45
Halliburton Co.	2,824	80
Hartford Insurance Group, Inc.	935	129
HCA Healthcare, Inc.	551	257
Healthpeak Properties, Inc. REIT	2,312	37
HEICO Corp.	406	113
Hershey Co.	501	91
Hewlett Packard Enterprise Co.	4,433	106
Hilton Worldwide Holdings, Inc.	789	227
Hologic, Inc. (f)	741	55
Home Depot, Inc.	3,348	1,152
Honeywell International, Inc.	2,120	414
Hormel Foods Corp.	1,011	24
Howmet Aerospace, Inc.	1,287	264
HP, Inc.	3,186	71
Hubbell, Inc.	178	79
HubSpot, Inc. (f)	166	67
Humana, Inc.	401	103
Huntington Bancshares, Inc.	5,268	91
Hyatt Hotels Corp., Class A	143	23
IDEX Corp.	252	45
IDEXX Laboratories, Inc. (f)	268	181
Illinois Tool Works, Inc.	924	228
Illumina, Inc. (f)	516	68
Incyte Corp. (f)	561	55
Ingersoll Rand, Inc.	1,329	105
Insmed, Inc. (f)	711	124
Insulet Corp. (f)	235	67
Intel Corp. (f)	14,935	551
Interactive Brokers Group, Inc., Class A	1,501	96
Intercontinental Exchange, Inc.	1,899	308
International Business Machines Corp.	3,080	912

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
International Flavors & Fragrances, Inc.	851	$57
International Paper Co.	1,678	66
Intuit, Inc.	934	619
Intuitive Surgical, Inc. (f)	1,200	680
Invitation Homes, Inc. REIT	1,923	53
IonQ, Inc. (f)	1,005	45
IQVIA Holdings, Inc. (f)	566	128
Iron Mountain, Inc. REIT	979	81
J.M. Smucker Co.	357	35
Jabil, Inc.	360	82
Jack Henry & Associates, Inc.	242	44
Jacobs Solutions, Inc.	399	53
JB Hunt Transport Services, Inc.	259	50
Johnson & Johnson	7,993	1,654
Johnson Controls International PLC	2,188	262
JPMorgan Chase & Co.	9,252	2,981
Kenvue, Inc.	6,368	110
Keurig Dr. Pepper, Inc.	4,277	120
KeyCorp	3,133	65
Keysight Technologies, Inc. (f)	571	116
Kimberly-Clark Corp.	1,103	111
Kimco Realty Corp. REIT	2,253	46
Kinder Morgan, Inc.	6,596	181
KKR & Co., Inc.	2,088	266
KLA Corp.	446	542
Kraft Heinz Co.	2,927	71
Kroger Co.	2,107	132
L3Harris Technologies, Inc.	624	183
Labcorp Holdings, Inc.	278	70
Lam Research Corp.	4,258	729
Las Vegas Sands Corp.	1,043	68
Leidos Holdings, Inc.	406	73
Lennar Corp., Class A	717	74
Lennox International, Inc.	106	51
Liberty Media Corp.-Liberty Formula One, Class C (f)	701	69
Linde PLC	1,556	663
Live Nation Entertainment, Inc. (f)	545	78
Lockheed Martin Corp.	692	335
Loews Corp.	589	62
Lowe's Cos., Inc.	1,879	453
LPL Financial Holdings, Inc.	269	96
Lululemon Athletica, Inc. (f)	354	74
LyondellBasell Industries NV, Class A	859	37
M&T Bank Corp.	526	106
Marathon Petroleum Corp.	1,011	164
Markel Group, Inc. (f)	42	90
Marriott International, Inc., Class A	774	240
Marsh & McLennan Cos., Inc.	1,633	303
Martin Marietta Materials, Inc.	204	127
Marvell Technology, Inc.	2,903	247
Masco Corp.	702	45
Mastercard, Inc., Class A	2,847	1,625
McCormick & Co., Inc.	845	58
McDonald's Corp.	2,392	731
McKesson Corp.	413	339
Medtronic PLC	4,288	412
MercadoLibre, Inc. (f)	152	306
Merck & Co., Inc.	8,319	876
Meta Platforms, Inc., Class A	7,290	4,812
MetLife, Inc.	1,890	149
Mettler-Toledo International, Inc. (f)	69	96
Microchip Technology, Inc.	1,817	116
Micron Technology, Inc.	3,653	1,043
Microsoft Corp.	23,589	11,408
Mid-America Apartment Communities, Inc. REIT	386	54
Mondelez International, Inc., Class A	4,291	231
MongoDB, Inc. (f)	278	117
Monolithic Power Systems, Inc.	162	147
Monster Beverage Corp. (f)	2,418	185
Moody's Corp.	538	275
Motorola Solutions, Inc.	556	213
MSCI, Inc.	258	148
Nasdaq, Inc.	1,533	149
Natera, Inc. (f)	439	101
NetApp, Inc.	668	72
Netflix, Inc. (f)	14,238	1,335
Neurocrine Biosciences, Inc. (f)	334	47
Newmont Corp.	3,880	387
News Corp., Class A	1,252	33
NextEra Energy, Inc.	6,816	547
NIKE, Inc., Class B	3,952	252
NiSource, Inc.	1,556	65
Nordson Corp.	178	43
Norfolk Southern Corp.	745	215
Northern Trust Corp.	639	87
Northrop Grumman Corp.	451	257
NRG Energy, Inc.	644	103
Nucor Corp.	771	126
Nutanix, Inc., Class A (f)	862	45
NVIDIA Corp.	82,323	15,353
NVR, Inc. (f)	9	66
NXP Semiconductors NV	851	185
Occidental Petroleum Corp.	2,432	100
Oklo, Inc. (f)	380	27
Okta, Inc. (f)	566	49
Old Dominion Freight Line, Inc.	632	99
Omnicom Group, Inc.	1,053	85
ON Semiconductor Corp. (f)	1,390	75
ONEOK, Inc.	2,072	152
Oracle Corp.	5,778	1,126
O'Reilly Automotive, Inc. (f)	2,844	259
Otis Worldwide Corp.	1,306	114
PACCAR, Inc.	1,755	192
Packaging Corp. of America	300	62
Palantir Technologies, Inc., Class A (f)	7,722	1,373
Palo Alto Networks, Inc. (f)	2,276	419

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Parker-Hannifin Corp.	421	$370
Paychex, Inc.	1,082	121
Paycom Software, Inc.	169	27
PayPal Holdings, Inc.	3,059	179
Pentair PLC	547	57
PepsiCo, Inc.	4,535	651
Pfizer, Inc.	18,955	472
PG&E Corp.	7,200	116
Philip Morris International, Inc.	5,157	827
Phillips 66	1,342	173
Pinterest, Inc., Class A (f)	2,022	52
PNC Financial Services Group, Inc.	1,321	276
PPG Industries, Inc.	753	77
PPL Corp.	2,444	86
Principal Financial Group, Inc.	745	66
Procter & Gamble Co.	7,803	1,118
Progressive Corp.	1,943	442
Prologis, Inc. REIT	3,105	396
Prudential Financial, Inc.	1,179	133
PTC, Inc. (f)	401	70
Public Service Enterprise Group, Inc.	1,651	133
Public Storage REIT	530	138
PulteGroup, Inc.	662	78
Pure Storage, Inc., Class A (f)	1,052	70
Qnity Electronics, Inc.	702	57
QUALCOMM, Inc.	3,605	617
Quanta Services, Inc.	498	210
Quest Diagnostics, Inc.	374	65
Raymond James Financial, Inc.	635	102
Realty Income Corp. REIT	3,039	171
Reddit, Inc., Class A (f)	325	75
Regency Centers Corp. REIT	573	40
Regeneron Pharmaceuticals, Inc.	349	269
Regions Financial Corp.	2,993	81
Reliance, Inc.	177	51
Republic Services, Inc.	724	153
ResMed, Inc.	489	118
Rivian Automotive, Inc., Class A (f)	2,623	52
Robinhood Markets, Inc., Class A (f)	2,480	280
ROBLOX Corp., Class A (f)	1,965	159
Rocket Cos., Inc., Class A	3,056	59
Rocket Lab Corp. (f)	1,463	102
Rockwell Automation, Inc.	377	147
Rollins, Inc.	969	58
Roper Technologies, Inc.	359	160
Ross Stores, Inc.	1,089	196
Royal Caribbean Cruises Ltd.	874	244
Royalty Pharma PLC, Class A	1,372	53
RPM International, Inc.	429	45
RTX Corp.	4,467	819
S&P Global, Inc.	1,037	542
Salesforce, Inc.	3,167	839
Samsara, Inc., Class A (f)	1,169	41
SBA Communications Corp. REIT	356	69
Seagate Technology Holdings PLC	718	198
Sempra	2,159	191
ServiceNow, Inc. (f)	3,466	531
Sherwin-Williams Co.	789	256
Simon Property Group, Inc. REIT	1,088	201
SLB Ltd.	4,951	190
Smithfield Foods, Inc.	3	—	@
Smurfit WestRock PLC	1,742	67
Snap, Inc., Class A (f)	3,576	29
Snap-on, Inc.	174	60
Snowflake, Inc., Class A (f)	1,074	236
SoFi Technologies, Inc. (f)	4,010	105
Solventum Corp. (f)	520	41
Southern Co.	3,626	316
SS&C Technologies Holdings, Inc.	734	64
Starbucks Corp.	3,764	317
State Street Corp.	950	123
Steel Dynamics, Inc.	473	80
STERIS PLC	326	83
Strategy, Inc., Class A (f)	884	134
Stryker Corp.	1,151	405
Sun Communities, Inc. REIT	417	52
Super Micro Computer, Inc. (f)	1,795	53
Synchrony Financial	1,252	104
Synopsys, Inc. (f)	617	290
Sysco Corp.	1,590	117
T. Rowe Price Group, Inc.	733	75
Take-Two Interactive Software, Inc. (f)	615	157
Tapestry, Inc.	699	89
Targa Resources Corp.	712	131
Target Corp.	1,534	150
TE Connectivity PLC	988	225
Teledyne Technologies, Inc. (f)	156	80
Teradyne, Inc.	535	104
Tesla, Inc. (f)	9,657	4,343
Texas Instruments, Inc.	3,044	528
Texas Pacific Land Corp.	191	55
Textron, Inc.	601	52
Thermo Fisher Scientific, Inc.	1,252	725
TJX Cos., Inc.	3,730	573
T-Mobile U.S., Inc.	1,663	338
Toast, Inc., Class A (f)	1,530	54
Tractor Supply Co.	1,794	90
Trade Desk, Inc., Class A (f)	1,475	56
Tradeweb Markets, Inc., Class A	386	41
Trane Technologies PLC	740	288
TransDigm Group, Inc.	186	247
TransUnion	647	55
Travelers Cos., Inc.	751	218
Trimble, Inc. (f)	797	62
Truist Financial Corp.	4,342	214
Twilio, Inc., Class A (f)	512	73
Tyler Technologies, Inc. (f)	144	65

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Tyson Foods, Inc., Class A	952	$56
U.S. Bancorp	5,223	279
Uber Technologies, Inc. (f)	6,589	538
UDR, Inc. REIT	1,042	38
Ulta Beauty, Inc. (f)	149	90
Union Pacific Corp.	1,968	455
United Airlines Holdings, Inc. (f)	276	31
United Parcel Service, Inc., Class B	2,477	246
United Rentals, Inc.	217	176
United Therapeutics Corp. (f)	144	70
UnitedHealth Group, Inc.	3,037	1,003
Universal Health Services, Inc., Class B	190	41
Valero Energy Corp.	1,024	167
Veeva Systems, Inc., Class A (f)	520	116
Ventas, Inc. REIT	1,517	117
Veralto Corp.	830	83
VeriSign, Inc.	282	68
Verisk Analytics, Inc.	456	102
Verizon Communications, Inc.	14,036	572
Vertex Pharmaceuticals, Inc. (f)	863	391
Vertiv Holdings Co., Class A	1,222	198
VICI Properties, Inc. REIT	3,540	100
Visa, Inc., Class A	5,671	1,989
Vistra Corp.	1,127	182
Vulcan Materials Co.	445	127
W.R. Berkley Corp.	1,008	71
Walmart, Inc.	14,526	1,618
Walt Disney Co.	5,951	677
Warner Bros Discovery, Inc. (f)	7,819	225
Waste Connections, Inc.	853	150
Waste Management, Inc.	1,332	293
Waters Corp. (f)	199	76
Watsco, Inc.	116	39
WEC Energy Group, Inc.	1,066	112
Wells Fargo & Co.	10,738	1,001
Welltower, Inc. REIT	2,219	412
West Pharmaceutical Services, Inc.	239	66
Western Digital Corp.	1,166	201
Westinghouse Air Brake Technologies Corp.	575	123
Weyerhaeuser Co. REIT	2,402	57
Williams Cos., Inc.	4,045	243
Williams-Sonoma, Inc.	410	73
Willis Towers Watson PLC	325	107
Workday, Inc., Class A (f)	726	156
WP Carey, Inc. REIT	730	47
WW Grainger, Inc.	151	152
Xcel Energy, Inc.	1,969	145
Xylem, Inc.	812	111
Yum! Brands, Inc.	930	141
Zebra Technologies Corp., Class A (f)	171	41
Zillow Group, Inc., Class C (f)	560	38
Zimmer Biomet Holdings, Inc.	662	59
Zoetis, Inc.	1,476	186
Zoom Communications, Inc., Class A (f)	859	74
Zscaler, Inc. (f)	347	78
		198,597
Total Common Stocks (Cost $135,398)		282,310

No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28 (f) (Cost $—@)	90	—	@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f)(g) (Cost $—)	95	—

Face Amount (000)
Short-Term Investments (6.2%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
3.82%, 3/03/26 (h) (Cost $298)	$300	298

	Shares
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (i) (Cost $35,339)	35,339,027	35,339
Total Short-Term Investments (Cost $35,637)		35,637
Total Investments (100.3%) (Cost $432,457) (j)(k)(l)(m)		576,152
Liabilities in Excess of Other Assets (–0.3%)		(1,596)
Net Assets (100.0%)		$574,556

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2025. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(f)	Non-income producing security.
(g)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(h)	Rate shown is the yield to maturity at December 31, 2025.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2025, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Fund.
(j)	The approximate fair value and percentage of net assets, $71,724,000 and 12.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended December 31, 2025, the Fund did not engage in any cross-trade transactions.
(m)	At December 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $162,490,000 and the aggregate gross unrealized depreciation is approximately $18,205,000, resulting in net unrealized appreciation of approximately $144,285,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
CVR	Contingent Value Rights.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	14,509,692		$2,074,182	3/18/26	$(15)
Bank of America NA		$3,032,257	EUR	2,881,785	1/6/26	355
Bank of America NA		$77,559	ILS	250,194	3/18/26	1
Barclays Bank PLC	NOK	316,258		$31,092	3/18/26	(—	@)
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	(37)
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	(60)
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	(262)
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	(35)
Barclays Bank PLC		$1,805	CAD	2,472	3/18/26	—	@
Barclays Bank PLC		$73,684	CAD	101,050	3/18/26	—	@
Barclays Bank PLC		$367,411	GBP	276,060	3/18/26	5
Barclays Bank PLC		$12,786	ILS	41,246	3/18/26	—	@
Barclays Bank PLC		$459	MXN	8,325	3/18/26	(—	@)
Barclays Bank PLC		$226,713	RON	997,131	3/18/26	2
Barclays Bank PLC		$473,267	SEK	4,393,444	3/18/26	6
Barclays Bank PLC		$185	SGD	237	3/18/26	(—	@)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	540
BNP Paribas SA	AUD	200,089		$132,860	3/18/26	(1)
BNP Paribas SA	CHF	93,802		$119,093	3/18/26	(—	@)
BNP Paribas SA	CNH	7,289,948		$1,042,140	3/18/26	(7)
BNP Paribas SA	JPY	81,117,458		$528,318	3/18/26	7
BNP Paribas SA		$80,958	CLP	74,030,514	3/18/26	1
BNP Paribas SA		$19,702	COP	76,078,855	3/18/26	(—	@)
BNP Paribas SA		$114,719	CZK	2,387,000	3/18/26	2
BNP Paribas SA		$73,246	HKD	568,534	3/18/26	(—	@)
BNP Paribas SA		$23,664	IDR	395,630,920	3/11/26	—	@
BNP Paribas SA		$3,951	MXN	71,588	3/18/26	(—	@)
BNP Paribas SA		$60,514	NOK	614,661	3/18/26	—	@
BNP Paribas SA		$31,615	NZD	54,383	3/18/26	(—	@)
BNP Paribas SA		$303,991	PLN	1,104,917	3/18/26	4
BNP Paribas SA		$75,343	TWD	2,347,165	3/18/26	(—	@)
Citibank NA	THB	181,367		$5,794	3/18/26	—	@
Citibank NA		$2,087,215	CAD	2,878,706	3/18/26	17
Citibank NA		$35,747	ILS	115,312	3/18/26	—	@
Citibank NA		$3,026,963	JPY	444,042,113	1/6/26	(192)
Citibank NA		$2,221,252	KRW	3,246,204,894	3/18/26	39
Citibank NA		$121,931	PEN	411,443	3/18/26	—	@
Goldman Sachs International	AUD	338,337		$224,660	3/18/26	(1)
Goldman Sachs International	BRL	44,956		$8,102	3/18/26	—	@
Goldman Sachs International	CZK	678,774		$32,918	3/18/26	(—	@)
Goldman Sachs International	DKK	1,238,079		$195,816	3/18/26	—	@
Goldman Sachs International	EUR	157,394		$172,831	1/6/26	(12)
Goldman Sachs International	EUR	4,104,859		$4,749,273	1/6/26	(75)
Goldman Sachs International	EUR	1,936,075		$2,244,278	4/28/26	(43)
Goldman Sachs International	EUR	1,972,293		$2,278,499	4/28/26	(51)
Goldman Sachs International	EUR	300,361		$355,083	3/18/26	1
Goldman Sachs International	JPY	6,688,767		$46,024	1/6/26	3
Goldman Sachs International	JPY	658,581,331		$4,752,221	1/6/26	548
Goldman Sachs International	JPY	308,956,964		$2,242,963	4/28/26	252
Goldman Sachs International	JPY	316,856,794		$2,270,737	4/28/26	228
Goldman Sachs International	JPY	9,093,342		$59,225	3/18/26	1
Goldman Sachs International	KRW	689,620,825		$471,255	3/18/26	(9)
Goldman Sachs International	KRW	328,709,519		$228,636	3/18/26	(—	@)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MYR	2,366,500		$578,112	3/18/26	$(6)
Goldman Sachs International	MYR	54,192		$13,264	3/18/26	(— @)
Goldman Sachs International	NOK	388,811		$38,225	3/18/26	(— @)
Goldman Sachs International	THB	254,906,942		$7,514,945	1/6/26	(576)
Goldman Sachs International	THB	246,077,768		$7,371,129	1/6/26	(440)
Goldman Sachs International	THB	258,666,324		$7,607,833	1/6/26	(603)
Goldman Sachs International	THB	742,202,130		$22,723,024	4/28/26	(1,037)
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(30)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	(157)
Goldman Sachs International	TRY	320,395,129		$6,397,666	4/6/26	(576)
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	(127)
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	(179)
Goldman Sachs International		$250,464	AUD	373,660	3/18/26	(1)
Goldman Sachs International		$19,422	CAD	26,596	3/18/26	— @
Goldman Sachs International		$1,320,715	CNH	9,274,510	3/18/26	14
Goldman Sachs International		$1,637,778	CNY	11,488,192	3/18/26	11
Goldman Sachs International		$1,527,409	EUR	1,380,468	1/6/26	95
Goldman Sachs International		$4,547,850	EUR	3,908,367	4/28/26	69
Goldman Sachs International		$4,558,720	JPY	625,813,758	4/28/26	(525)
Goldman Sachs International		$44,879	THB	1,501,217	1/6/26	3
Goldman Sachs International		$23,101,646	THB	758,149,817	1/6/26	963
Goldman Sachs International		$11,766,679	THB	373,414,366	4/28/26	187
Goldman Sachs International		$11,534,985	THB	368,787,764	4/28/26	271
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	551
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	394
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	526
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	136
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	339
JPMorgan Chase Bank NA	EUR	416,725		$492,641	3/18/26	1
JPMorgan Chase Bank NA	GBP	439,727		$589,734	3/18/26	(3)
JPMorgan Chase Bank NA	INR	695,415		$7,654	3/18/26	(— @)
JPMorgan Chase Bank NA	JPY	708,472,328		$4,615,494	3/18/26	64
JPMorgan Chase Bank NA	MXN	7,505,997		$408,462	3/18/26	(5)
JPMorgan Chase Bank NA	NOK	297,737		$29,272	3/18/26	(— @)
JPMorgan Chase Bank NA	PLN	137,244		$38,283	3/18/26	— @
JPMorgan Chase Bank NA		$51,639	CAD	70,710	3/18/26	— @
JPMorgan Chase Bank NA		$103,966	CLP	96,240,000	3/18/26	3
JPMorgan Chase Bank NA		$49,554	DKK	316,171	3/18/26	— @
JPMorgan Chase Bank NA		$47,250	DKK	298,311	3/18/26	(— @)
JPMorgan Chase Bank NA		$50,685	HKD	393,437	3/18/26	(— @)
JPMorgan Chase Bank NA		$79,219	HUF	26,286,121	3/18/26	1
JPMorgan Chase Bank NA		$127,592	ILS	411,626	3/18/26	2
JPMorgan Chase Bank NA		$5,477,404	JPY	848,647,131	3/18/26	(26)
JPMorgan Chase Bank NA		$96,397	MXN	1,746,753	3/18/26	(— @)
JPMorgan Chase Bank NA		$116,791	NZD	201,051	3/18/26	(1)
JPMorgan Chase Bank NA		$86,650	SEK	800,711	3/18/26	1
JPMorgan Chase Bank NA		$3,964	SGD	5,076	3/18/26	— @
JPMorgan Chase Bank NA	ZAR	998,270		$59,271	3/18/26	(1)
Royal Bank of Canada	EUR	87,508		$103,451	3/18/26	— @
Royal Bank of Canada	EUR	243,527		$287,459	3/18/26	— @
Standard Chartered Bank	CAD	617,096		$452,522	3/18/26	1
UBS AG	AUD	11,440,339		$7,590,516	3/18/26	(45)
UBS AG	EUR	8,903,837		$10,415,931	3/18/26	(83)
UBS AG	IDR	906,349,134		$54,211	3/17/26	(— @)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	SGD	104,817		$81,403	3/18/26	$(1)
UBS AG	THB	15,289,259		$482,750	3/18/26	(5)
UBS AG	TRY	457,638		$9,990	3/18/26	(—	@)
UBS AG		$29,369	CAD	40,216	3/18/26	—	@
UBS AG		$213,753	CHF	170,010	3/18/26	3
UBS AG		$76,462	DKK	482,739	3/18/26	(—	@)
UBS AG		$2,376	DKK	15,000	3/18/26	(—	@)
UBS AG		$1,810,506	EUR	1,531,802	3/18/26	(4)
UBS AG		$816,342	GBP	608,100	3/18/26	3
UBS AG		$14,432	HUF	4,751,041	3/18/26	—	@
UBS AG		$1,537,002	JPY	221,227,985	1/6/26	(125)
UBS AG		$1,898	MXN	34,395	3/18/26	(—	@)
						$294

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	1	Mar-26	EUR	100	$129	$(3)
German Euro-Bund Index (Germany)	1	Mar-26		100	150	(— @)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	37	Mar-26	KRW	3,700,000	2,900	7
Long Gilt Index (United Kingdom)	1	Mar-26	GBP	100	123	1
Montreal Exchange 10 Year Canadian Bond Index (Canada)	4	Mar-26	CAD	400	352	(4)
Ultra U.S. Treasury Bond (United States)	3	Mar-26		$300	354	(6)
U.S. Treasury 2 yr. Note (United States)	60	Mar-26		12,000	12,527	(7)
U.S. Treasury 10 yr. Note (United States)	13	Mar-26		1,300	1,462	(3)
U.S. Treasury 10 yr. Ultra Note (United States)	39	Mar-26		3,900	4,486	(26)
Short:
Euro Stoxx 50 Index (Germany)	19	Mar-26	EUR	(— @)	(1,304)	(13)
French Government Bond Index (France)	1	Mar-26		(100)	(142)	1
FTSE 100 Index (United Kingdom)	3	Mar-26	GBP	(— @)	(402)	(4)
German Euro-Bobl Index (Germany)	65	Mar-26	EUR	(6,500)	(8,873)	44
German Euro-Schatz Index (Germany)	1	Mar-26		(100)	(125)	(— @)
MSCI Canada Index (United States)	82	Mar-26		$(1)	(14,433)	(300)
MSCI Emerging Market Index (United States)	15	Mar-26		(1)	(1,059)	(6)
MSCI USA Index (United States)	6	Mar-26		(— @)	(1,933)	(38)
Nikkei 225 Index (Japan)	5	Mar-26	JPY	(3)	(806)	— @
S&P 500 E Mini Index (United States)	2	Mar-26	$	(— @)	(689)	7
S&P/TSX 60 Index (Canada)	1	Mar-26	CAD	(— @)	(271)	2
SFE 3 yr. Australian Bond Index (Australia)	35	Mar-26	AUD	(3,500)	(2,452)	3
SFE 10 yr. Australian Bond Index (Australia)	49	Mar-26		(4,900)	(3,580)	3
U.S. Treasury 5 yr. Note (United States)	9	Mar-26		$(900)	(984)	3
U.S. Treasury 10 yr. Note (United States)	8	Mar-26		(800)	(899)	2
						$(337)

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.22%	Quarterly	9/30/26		$83,606	$191	$—	$191
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.24%	Quarterly	9/30/26		22,724	(44)	—	(44)
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.45%	Quarterly	10/1/26		15,173	45	—	45
Barclays Bank PLC	Bloomberg US Mortgage-Backed Securities Total Return Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		11,448	191	—	191
Barclays Bank PLC	Bloomberg US Mortgage-Backed Securities Total Return Index	Pay	SOFR + 0.53%	Quarterly	10/1/26		16,880	18	—	18
Barclays Bank PLC	Markit iBoxx USD Liquid Investment Grade Index Total Return Index	Pay	3 Month EURIBOR + 0.00%	Quarterly	9/20/26	EUR	9,924	53	—	53
BNP Paribas SA	iBoxx EUR Liquid High Yield Index	Pay	3 Month EURIBOR + 0.00%	Quarterly	9/20/26		14,505	(52)	—	(52)
BNP Paribas SA	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.48%	Quarterly	1/12/26		$2,184	36	—	36
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26		17,607	(122)	—	(122)
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.45%	Quarterly	10/2/26		2,435	40	—	40
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.31%	Quarterly	12/21/26		13,557	124	—	124
Goldman Sachs & Co. LLC	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26		38,576	228	—	228
Goldman Sachs International	MSCI Total Return Net Europe Index	Receive	SOFR + 0.67%	Quarterly	1/12/26		7,045	(285)	—	(285)
Goldman Sachs International	MSCI World Net Total Return USD Index	Receive	SOFR + 0.61%	Quarterly	1/12/26		2,835	(45)	—	(45)
JPMorgan Chase Bank NA	AI Defense Index††	Pay	SOFR + 0.45%	Quarterly	12/21/26		12,616	319	—	319
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.70%	Quarterly	10/1/26		5,674	73	—	73
JPMorgan Chase Bank NA	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.23%	Quarterly	6/22/26		5,499	(122)	—	(122)
JPMorgan Chase Bank NA	US Policy Index††	Pay	SOFR + 0.38%	Quarterly	12/21/26		5,758	8	—	8
JPMorgan Chase Bank NA	US Regional Banks Index	Pay	SOFR - 0.05%	Quarterly	12/21/26		3,727	(131)	—	(131)
UBS AG	EU Banks Index††	Pay	SOFR - 0.01%	Quarterly	6/23/26		13,724	168	—	168
UBS AG	German Stimulus Index††	Pay	SOFR + 0.30%	Quarterly	6/23/26		13,152	170	—	170
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		27,044	(388)	—	(388)
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		4,569	(44)	—	(44)
UBS AG	MSCI USA Index	Pay	SOFR + 0.78%	Quarterly	10/23/26		22,995	301	—	301
UBS AG	MSCI World Net Total Return USD Index	Receive	SOFR + 0.22%	Quarterly	6/23/26		9,721	(99)	—	(99)
								$633	$—	$633

††	See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with AI Defense Index as of December 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index
Aerovironment, Inc.	460	$111	0.02%
BAE Systems PLC	29,325	676	0.12
Bigbear.AI Holdings, Inc.	22,395	121	0.02
Blacksky Technology, Inc.	7,407	139	0.02
C3.AI, Inc. - Class A	8,452	114	0.02
CACI International, Inc. -Class A	290	155	0.03
Chemring Group PLC	18,367	117	0.02
Cohort PLC	7,578	92	0.02
Droneshield Ltd.	47,233	97	0.02
Elbit Systems Ltd.	488	282	0.05
Electro Optic Systems Holdings, Inc.	21,536	136	0.02
Hensoldt AG	1,124	97	0.02
Huntington Ingalls Industries, Inc.	505	172	0.03
IPG Photonics Corp.	1,833	131	0.02
Karman Holdings, Inc.	2,047	150	0.03
Kratos Defense & Security	1,586	120	0.02
L3Harris Technologies, Inc.	1,876	551	0.10
Leidos Holdings, Inc.	1,362	246	0.04
Leonardo DRS, Inc.	3,234	110	0.02
Leonardo SpA	5,900	340	0.06
Lockheed Martin Corp.	1,736	840	0.15
Mercury Systems, Inc.	1,888	138	0.02
Next Vision Stabilized Systems, Ltd.	3,095	204	0.04
Nlight, Inc.	4,885	183	0.03
Northrop Grumman Corp.	1,417	808	0.14
Ondas Holdings, Inc.	19,159	187	0.03
Palantir Technologies, Inc. - Class A	3,244	577	0.10
Parsons Corp.	1,751	108	0.02
Red Cat Holdings, Inc.	14,874	118	0.02
Rheinmetall AG	374	685	0.12
RTX Corp.	5,185	951	0.17
Saab AB - Series B	5,657	330	0.06
Science Applications International corp.	1,439	145	0.03
Teledyne Technologies, Inc.	488	249	0.04
Thales SA	1,936	522	0.09
TTM Technologies	2,587	179	0.03

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with US Policy Index as of December 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
US Policy Index
Air Products & Chemicals, Inc.	1,449	$358	0.06%
ATS Corp.	3,792	104	0.02
Carrier Global Corp.	5,810	307	0.05
Caterpillar, Inc.	1,057	605	0.11
Circle Internet Group, Inc.	661	52	0.01
Cognex Corp.	2,245	81	0.01
Coinbase Global, Inc. - Class A	353	80	0.01
Cummins, Inc.	819	418	0.07
Donaldson Co., Inc.	1,229	109	0.02
Dover Corp.	942	184	0.03
Eagle Materials, Inc.	446	92	0.02
Eaton Corp. PLC	1,331	424	0.07
Emcor Group, Inc.	279	170	0.03
Emerson Electric Co.	3,556	472	0.08
Fastenal Co.	7,019	282	0.05
Fortive Corp.	2,205	122	0.02
GE Vernova, Inc.	420	275	0.05
Honeywell International, Inc.	2,267	442	0.08
Hubbell, Inc.	351	156	0.03
Ingersoll-Rand, Inc.	2,430	193	0.03
Jacobs Solutions, Inc.	723	96	0.02
Johnson Controls International PLC	3,917	469	0.08
Kennametal, Inc.	4,871	138	0.02
Lincoln Electric Holdings, Inc.	420	101	0.02
Linde PLC	1,028	439	0.08
Martin Marietta Materials	377	234	0.04
Mirion Technologies, Inc.	4,791	112	0.02
Nvent Electric PLC	1,039	106	0.02
Parker Hannifin Corp.	654	575	0.10
Quanta Services, Inc.	854	360	0.06
Repligen Corp.	745	122	0.02
Rockwell Automation, Inc.	675	262	0.05
Sempra	3,618	319	0.06
Solstice Adv Materials, Inc.	575	28	0.00	‡
Terex Corp.	2,039	109	0.02
Timken Co.	1,323	111	0.02
Trane Technologies PLC	1,173	456	0.08
United Rentals, Inc.	411	333	0.06
Vulcan Materials Co.	782	223	0.04
WW Grainger, Inc.	317	320	0.06

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with EU Banks Index as of December 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index
ABN AMRO Bank NV - CVA	3,870	$135	0.02%
AIB Group PLC	14,051	152	0.03
Banca Generali SpA	378	25	0.00	‡
Banca Monte Dei Paschi Siena	13,966	150	0.03
Banco Bilbao Vizcaya Argenta	38,461	905	0.16
Banco BPM SpA	7,333	112	0.02
Banco Comercial Portugues - Class R	59,009	62	0.01
Banco De Sabadell SA	34,159	135	0.02
Banco Santander SA	96,915	1,145	0.20
Bank Of Ireland Group PLC	5,788	111	0.02
Bankinter SA	4,381	73	0.01
Bawag Group AG	529	80	0.01
BNP Paribas	17,646	1,673	0.29
Bper Banca SpA	8,762	119	0.02
Caixabank SA	23,345	286	0.05
Commerzbank AG	5,025	213	0.04
Credit Agricole SA	16,487	340	0.06
Deutsche Bank AG - Reg	12,941	503	0.09
Erste Group Bank AG	1,963	237	0.04
Finecobank SpA	3,945	103	0.02
ING Groep NV	20,086	566	0.10
Intesa Sanpaolo	94,001	653	0.11
Kbc Ancora	245	21	0.00	‡
Kbc Group NV	1,428	186	0.03
Nordea Bank Abp	21,651	409	0.07
Raiffeisen Bank International AG	898	40	0.01
Societe Generale SA	11,206	904	0.16
Unicaja Banco SA	7,437	24	0.00	‡
Unicredit SpA	10,128	843	0.15

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with German Stimulus Index as of December 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
German Stimulus Index
ABB Ltd. - Reg	9,864	$736	0.13%
Alstom SA	12,110	358	0.06
Atlas Copco AB - A Shares	35,728	643	0.11
Bilfinger SE	2,433	307	0.05
Buzzi SpA	5,543	338	0.06
E.ON SE	28,389	537	0.09
Gea Group AG	4,215	286	0.05
Geberit AG - Reg	532	416	0.07
Georg Fischer AG - Reg	3,590	243	0.04
Heidelberg Materials AG	2,335	611	0.11
Holcim Ltd.	6,379	625	0.11
Kingspan Group PLC	3,933	342	0.06
Kion Group AG	4,299	344	0.06
Knorr-Bremse AG	3,656	408	0.07
Nordex SE	10,639	364	0.06
Rockwool A/S - B Shares	6,933	246	0.04
Siemens AG - Reg	2,649	743	0.13
Siemens Energy AG	6,160	870	0.15
Spie SA	5,507	318	0.06
Ssab AB - B Shares	44,818	339	0.06
Thyssenkrupp AG	21,021	229	0.04
Tkms Ag& Co KGaA	1,038	81	0.01
United Internet AG - Reg	8,401	273	0.05
Volvo AB - B Shares	19,660	631	0.11

@		Value is less than $500.
‡		Amount is less than 0.05%.
CVA		Certificaten Van Aandelen.
FTSE		Financial Times Stock Exchange.
KFE		Korean Futures Exchange.
MSCI		Morgan Stanley Capital International.
SFE		Sydney Futures Exchange.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	49.0%
Sovereign	20.5
U.S. Treasury Securities	9.9
Other*	7.7
Corporate Bonds	6.7
Short-Term Investments	6.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $60,435,000 and net unrealized depreciation of approximately $337,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $294,000. Also does not include open swap agreements with net unrealized appreciation of approximately $633,000.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Corporate Bonds (92.5%)
Basic Materials (3.7%)
Cerdia Finanz GmbH
9.38%, 10/3/31 (a)	$482	$501
Compass Minerals International, Inc.
6.75%, 12/1/27 (a)	56	56
8.00%, 7/1/30 (a)	292	306
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	405	410
HB Fuller Co.
4.25%, 10/15/28	240	238
JW Aluminum Continuous Cast Co.
10.25%, 4/1/30 (a)	367	384
		1,895
Communications (7.0%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	275	268
Cars.com, Inc.
6.38%, 11/1/28 (a)	275	276
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	510	469
Ciena Corp.
4.00%, 1/31/30 (a)	175	169
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	145
11.25%, 5/15/28 (a)	200	159
Getty Images, Inc.
10.50%, 11/15/30 (a)	87	88
Level 3 Financing, Inc.
7.00%, 3/31/34 (a)	112	115
Midcontinent Communications
8.00%, 8/15/32 (a)	230	236
Sable International Finance Ltd.
7.13%, 10/15/32 (a)	200	203
Sinclair Television Group, Inc.
8.13%, 2/15/33 (a)	264	276
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	460	441
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/1/31 (a)	240	252
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	525	501
		3,598
Consumer, Cyclical (25.2%)
Acushnet Co.
5.63%, 12/1/33 (a)	75	76
Allwyn Entertainment Financing U.K. PLC
7.88%, 4/30/29 (a)	219	228
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	228	219
Beach Acquisition Bidco LLC
10.00% Cash, 10.75% PIK, 20.75%, 7/15/33 (a)(b)	760	839
Century Communities, Inc.
6.63%, 9/15/33 (a)	230	233
Champ Acquisition Corp.
8.38%, 12/1/31 (a)	280	303
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	250	268
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	135	136
Dream Finders Homes, Inc.
6.88%, 9/15/30 (a)	125	126
8.25%, 8/15/28 (a)	190	196
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	610	587
Ford Motor Credit Co. LLC
7.12%, 11/7/33	200	215
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	600	616
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 1/15/29 (a)	200	197
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)	313	316
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	545	571
K Hovnanian Enterprises, Inc.
8.00%, 4/1/31 (a)	160	163
8.38%, 10/1/33 (a)	160	163
LBM Acquisition LLC
6.25%, 1/15/29 (a)	80	72
9.50%, 6/15/31 (a)	95	99
LGI Homes, Inc.
4.00%, 7/15/29 (a)	135	123
7.00%, 11/15/32 (a)	125	120
Macy's Retail Holdings LLC
4.50%, 12/15/34	435	395
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	485	477
New Flyer Holdings, Inc.
9.25%, 7/1/30 (a)	320	346
New Home Co., Inc.
8.50%, 11/1/30 (a)	148	153
9.25%, 10/1/29 (a)	595	622
Park River Holdings, Inc.
8.00%, 3/15/31 (a)	210	217
8.75%, 12/31/30 (a)	80	79
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	385	383
6.38%, 11/1/32 (a)	115	118
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32 (a)	250	255

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/30 (a)	$130	$133
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)	351	343
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	465	465
Starz Capital Holdings 1, Inc.
6.00%, 4/15/30 (a)	250	240
STL Holding Co. LLC
8.75%, 2/15/29 (a)	410	433
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	415	405
Thor Industries, Inc.
4.00%, 10/15/29 (a)	505	487
Under Armour, Inc.
7.25%, 7/15/30 (a)	289	290
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	106	101
9.50%, 6/1/28 (a)	425	441
Voyager Parent LLC
9.25%, 7/1/32 (a)	471	500
White Cap Supply Holdings LLC
7.38%, 11/15/30 (a)	142	147
		12,896
Consumer, Non-Cyclical (14.4%)
Adtalem Global Education, Inc.
5.50%, 3/1/28 (a)	295	295
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	482	480
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	270	258
Amneal Pharmaceuticals LLC
6.88%, 8/1/32 (a)	175	185
Champions Financing, Inc.
8.75%, 2/15/29 (a)	72	71
Chobani Holdco II LLC
8.75% Cash or 9.50% PIK, 18.25%, 10/1/29 (a)(b)	477	511
Esc Cb National Cineme
0.00%, 8/15/26 (c)(d)(e)	600	—
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	156	160
Global Medical Response, Inc.
7.38%, 10/1/32 (a)	138	144
HealthEquity, Inc.
4.50%, 10/1/29 (a)	185	182
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	109	114
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	420	399
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	258	254
10.00%, 6/1/32 (a)	185	197
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32 (a)	201	183
NESCO Holdings II, Inc.
5.50%, 4/15/29 (a)	600	592
Option Care Health, Inc.
4.38%, 10/31/29 (a)	325	319
P&L Development LLC/PLD Finance Corp.
9.00% Cash, 3.50% PIK, 12.50%, 5/15/29 (a)(b)	442	451
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	135
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	190	156
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	400	405
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30 (a)	130	135
TriNet Group, Inc.
3.50%, 3/1/29 (a)	485	460
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	450	454
Varex Imaging Corp.
7.88%, 10/15/27 (a)	218	223
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	286	286
VT Topco, Inc.
8.50%, 8/15/30 (a)	294	309
		7,358
Energy (6.1%)
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	375	365
DBR Land Holdings LLC
6.25%, 12/1/30 (a)	115	118
Enerflex, Inc.
6.88%, 1/15/31 (a)	120	123
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	320	325
7.13%, 7/1/33 (a)	74	76
8.25%, 1/15/32 (a)	225	238
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	215	224
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	405	401
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/1/32 (a)	295	305

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29 (a)	$120	$124
8.38%, 2/15/32 (a)	34	35
Prairie Acquiror LP
9.00%, 8/1/29 (a)	175	183
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	390	386
Vital Energy, Inc.
7.88%, 4/15/32 (a)	230	227
		3,130
Finance (9.1%)
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	170	167
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 7/15/33 (a)	745	758
Azorra Finance Ltd.
7.25%, 1/15/31 (a)	126	133
7.75%, 4/15/30 (a)	450	477
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/30 (a)	290	296
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	340	350
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	105	111
Hightower Holding LLC
6.75%, 4/15/29 (a)	235	234
9.13%, 1/31/30 (a)	190	202
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30 (a)	541	577
Stonebriar ABF Issuer LLC
8.13%, 12/15/30 (a)	370	381
TrueNoord Capital DAC
8.75%, 3/1/30 (a)	120	127
Walker & Dunlop, Inc.
6.63%, 4/1/33 (a)	400	412
XHR LP
4.88%, 6/1/29 (a)	460	454
		4,679
Industrials (18.7%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	368	381
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33 (a)	575	607
Artera Services LLC
8.50%, 2/15/31 (a)	350	291
Atkore, Inc.
4.25%, 6/1/31 (a)	350	336
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 2/1/32 (a)	348	355
Calderys Financing LLC
11.25%, 6/1/28 (a)	400	425
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	480	461
CP Atlas Buyer, Inc.
9.75%, 7/15/30 (a)	275	285
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	405	400
Enpro, Inc.
6.13%, 6/1/33 (a)	425	440
Enviri Corp.
5.75%, 7/31/27 (a)	766	767
Goat Holdco LLC
6.75%, 2/1/32 (a)	270	278
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	615	603
Masterbrand, Inc.
7.00%, 7/15/32 (a)	270	280
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	210	205
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	367	368
Reworld Holding Corp.
4.88%, 12/1/29 (a)	245	236
Seaspan Corp.
5.50%, 8/1/29 (a)	405	385
Stonepeak Nile Parent LLC
7.25%, 3/15/32 (a)	435	461
TMS International Corp.
6.25%, 4/15/29 (a)	285	277
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.50%, 5/15/30 (a)	575	575
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	190	195
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	195	191
Waste Pro USA, Inc.
7.00%, 2/1/33 (a)	425	438
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	295	309
		9,549
Technology (4.2%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	405	404
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	340	354
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	511	482
Rocket Software, Inc.
6.50%, 2/15/29 (a)	267	263

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Technology (cont'd)
Science Applications International Corp.
4.88%, 4/1/28 (a)	$370	$370
5.88%, 11/1/33 (a)	270	274
		2,147
Utilities (4.1%)
Alpha Generation LLC
6.75%, 10/15/32 (a)	290	300
Atlantica Sustainable Infrastructure Ltd.
4.13%, 6/15/28 (a)	339	330
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	721	690
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28 (a)	500	493
TransAlta Corp.
5.88%, 2/1/34	110	111
6.50%, 3/15/40	180	181
		2,105
		47,357
Senior Loan Interests (4.7%)
Consumer, Cyclical (2.8%)
LBM Acquisition LLC
2024 Incremental Term Loan B
1 Month SOFR + 3.75%, 7.58%, 6/6/31 (f)	210	197
Ontario Gaming GTA LP
Term Loan B
3 Month SOFR + 4.25%, 7.92%, 8/1/30 (f)	200	185
Peloton Interactive, Inc.
2024 Term Loan B
1 Month SOFR + 5.50%, 9.22%, 5/30/29 (f)	453	458
Petco Health & Wellness Co., Inc.
2021 Term Loan B
3 Month SOFR + 3.25%, 7.18%, 3/3/28 (f)	460	456
Specialty Building Products Holdings LLC
2021 Term Loan B
1 Month SOFR + 3.75%, 7.57%, 10/15/28 (f)	138	129
		1,425
Consumer, Non-Cyclical (0.5%)
Crash Champions LLC
2024 Term Loan B
3 Month SOFR + 4.75%, 8.57%, 2/23/29 (f)	70	66
LifePoint Health, Inc.
2024 1st Lien Term Loan B
3 Month SOFR + 3.75%, 7.65%, 5/19/31 (f)	97	97
Team Health Holdings, Inc.
2025 Term Loan B
3 Month SOFR + 4.50%, 8.34%, 6/30/28 (f)	99	100
		263
Industrials (1.1%)
IRIS Holdings, Inc.
Term Loan
3 Month SOFR + 4.75%, 8.69%, 6/28/28 (f)	589	573

Technology (0.3%)
Athenahealth Group, Inc.
2022 Term Loan B
1 Month SOFR + 2.75%, 6.47%, 2/15/29 (f)	149	150
		2,411
Total Fixed Income Securities (Cost $48,409)		49,768

	Shares
Common Stocks (0.0%)‡
Automobile Components (0.0%)
Exide Technologies LLC (e)(g)	592	—

Diversified REITs (0.0%)
American Gilsonite Co. REIT (e)(g)	500	—

Machinery (0.0%)‡
Iracore Investment Holdings, Inc., Class A (e)(g)	470	2

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (g)	2,826	—
Total Common Stocks (Cost $150)		2
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.71% (h) (Cost $902)	902,124	902
Total Investments (99.0%) (Cost $49,461) (i)		50,672
Other Assets in Excess of Liabilities (1.0%)		505
Net Assets (100.0%)		$51,177

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)	Floating or variable rate securities: The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended December 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(i)	At December 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,690,000 and the aggregate gross unrealized depreciation is approximately $479,000, resulting in net unrealized appreciation of approximately $1,211,000.
DAC	Designated Activity Company.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	28.3%
Industrials	20.0
Consumer, Non-Cyclical	15.0
Other*	14.2
Finance	9.2
Communications	7.1
Energy	6.2
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (10.1%)
International Banks (10.1%)
Banco Bilbao Vizcaya Argentaria SA,
3.95%, 7/1/26	$200,000	$200,008
4.10%, 5/18/26 - 5/19/26	269,000	269,237
4.40%, 3/2/26	60,000	60,054
Banco Santander SA
4.44%, 7/10/26	80,000	80,236
Bank of Nova Scotia
3.85%, 1/6/27	190,000	190,518
Deutsche Bank AG
4.40%, 8/7/26	222,000	222,636
Intesa Sanpaolo SpA
4.15%, 3/25/26	1,000	1,000
National Bank of Kuwait,
4.00%, 10/27/26	37,000	37,009
4.04%, 12/22/26	90,000	90,083
4.08%, 1/8/27	100,000	100,129
4.19%, 9/15/26	80,000	80,113
4.20%, 10/1/26	5,000	5,008
4.21%, 10/1/26	55,000	55,093
4.55%, 4/1/26	20,250	20,274
Qatar National Bank,
4.11%, 6/1/26	125,000	122,970
4.62%, 1/13/26	90,000	89,872
Toronto-Dominion Bank
3.88%, 4/10/26 - 4/15/26	94,000	94,013
Total Certificates of Deposit (Cost $1,716,020)		1,718,253

Commercial Paper(a) (18.7%)
Asset-Backed Diversified Financial Services (1.4%)
Bay Square Funding LLC,
3.95%, 4/16/26	96,000	94,926
4.01%, 4/2/26	39,180	38,803
LMA Americas LLC
3.98%, 6/18/26	92,000	90,385
Podium Funding Trust
4.15%, 5/7/26	20,000	19,736
		243,850
Automobiles (2.0%)
General Motors Financial Co., Inc.,
4.27%, 7/7/26	8,000	7,832
4.41%, 2/26/26	25,000	24,846
4.64%, 5/20/26 - 6/8/26	60,000	58,972
4.64%, 6/9/26 (b)	37,500	36,827
4.65%, 6/10/26	15,000	14,729
Toyota Credit de Puerto Rico Corp.,
4.30%, 4/30/26	50,000	49,358
4.32%, 5/1/26	5,000	4,935
4.46%, 4/7/26	10,000	9,898
VW Credit, Inc.,
4.25%, 9/3/26 (b)	25,250	24,587
4.25%, 9/24/26	60,000	58,295
4.30%, 7/2/26 (b)	35,000	34,312
4.31%, 6/23/26 (b)	18,000	17,663
		342,254
Basic Materials (0.1%)
Glencore PLC
4.20%, 2/27/26	8,000	7,949

Diversified Financial Services (1.0%)
Brookfield Infrastructure Holdings Canada, Inc.
4.17%, 5/20/26 - 5/21/26	177,476	174,614
Intercontinental Exchange, Inc.
3.88%, 1/20/26	1,000	998
		175,612
Domestic Banks (4.7%)
Bank of America Securities, Inc.
3.90%, 12/2/26	35,000	33,812
HSBC USA, Inc.,
0.00%, 11/5/26	50,000	48,395
3.92%, 12/23/26 (b)	150,000	144,475
3.96%, 6/23/26 (b)	65,000	63,791
3.98%, 12/4/26 (b)	78,000	75,273
4.12%, 9/9/26	50,000	48,678
4.50%, 3/5/26 - 7/6/26	125,000	123,162
4.54%, 6/3/26	40,000	39,343
4.57%, 5/14/26	35,000	34,498
4.58%, 7/30/26	35,000	34,216
4.69%, 1/15/26	121,000	120,807
4.79%, 1/27/26	25,000	24,928
		791,378
Energy (1.5%)
Saudi Arabian Oil Co.
3.98%, 1/22/26	250,000	249,434

Finance (0.9%)
Barclays Capital, Inc.,
4.47%, 7/31/26	55,000	53,782
4.67%, 1/30/26	100,000	99,682
		153,464
International Banks (6.6%)
Barclays Bank PLC,
4.06%, 9/25/26	50,000	48,624
4.07%, 9/24/26	100,000	97,258
Macquarie Group Ltd.,
4.06%, 4/10/26	40,000	39,569
4.17%, 3/3/26 - 3/23/26	102,000	101,176
4.27%, 1/15/26	18,000	17,971
National Bank of Kuwait,
4.43%, 5/5/26	43,000	42,435
4.44%, 5/1/26 (b)	405,000	399,842
Norddeutsche Landesbank,
4.29%, 7/2/26	100,000	98,084
4.44%, 7/31/26	140,000	136,906
Norddeutsche Landesbank Girozentra
4.54%, 5/28/26 (b)	145,000	142,752
		1,124,617
Multi-Media (0.4%)
The Walt Disney Company
3.96%, 5/28/26	75,000	73,892

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (cont’d)
Wireless Telecom Services (0.1%)
Bell Canada
4.19%, 3/2/26	$6,500	$6,458
Total Commercial Paper (Cost $3,165,779)		3,168,908

Corporate Bonds (17.4%)
Automobiles (2.6%)
American Honda Finance Corp.,
4.95%, 1/9/26	58,675	58,686
2.35%, 1/8/27	28,866	28,442
BMW U.S. Capital LLC
2.80%, 4/11/26 (b)	8,000	7,974
General Motors Financial Co., Inc.,
1.50%, 6/10/26	9,118	9,016
5.25%, 3/1/26	3,206	3,209
Hyundai Capital America,
1.30%, 1/8/26 (b)	35,887	35,870
1.50%, 6/15/26 (b)	59,471	58,792
1.65%, 9/17/26 (b)	12,000	11,807
2.75%, 9/27/26 (b)	5,000	4,951
3.50%, 11/2/26	10,000	9,954
5.25%, 1/8/27 (b)	28,469	28,804
5.45%, 6/24/26 (b)	13,710	13,796
5.50%, 3/30/26 (b)	92,433	92,741
5.65%, 6/26/26 (b)	35,299	35,562
5.95%, 9/21/26 (b)	6,235	6,317
Hyundai Capital Services, Inc.
1.25%, 2/8/26 (b)	1,100	1,097
Volkswagen Group of America Finance LLC,
3.20%, 9/26/26 (b)	5,106	5,072
4.90%, 8/14/26 (b)	1,000	1,004
5.70%, 9/12/26 (b)	14,000	14,150
6.00%, 11/16/26 (b)	13,474	13,697
		440,941
Automobiles Manufacturing (0.5%)
Daimler Truck Finance North America LLC,
2.00%, 12/14/26 (b)	46,405	45,594
5.15%, 1/16/26 (b)	9,325	9,328
Mercedes-Benz Finance North America LLC,
1.45%, 3/2/26 (b)	5,438	5,416
3.45%, 1/6/27 (b)	16,782	16,707
4.80%, 1/11/27 (b)	4,960	5,002
		82,047
Basic Materials (0.0%)‡
Glencore Funding LLC
1.63%, 4/27/26 (b)	6,550	6,497

Communications (0.2%)
T-Mobile USA, Inc.,
1.50%, 2/15/26	26,060	25,976
2.25%, 2/15/26	6,719	6,704
		32,680
Computer Technology (0.2%)
Fidelity National Information Services, Inc.
1.15%, 3/1/26	701	698
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	1,000	993
Oracle Corp.
2.65%, 7/15/26	32,311	32,052
		33,743
Consumer, Cyclical (0.0%)‡
Home Depot, Inc.
2.13%, 9/15/26	5,003	4,946

Consumer, Non-Cyclical (0.1%)
Diageo Capital PLC
5.38%, 10/5/26	3,000	3,031
Energy Transfer LP
4.75%, 1/15/26	5,290	5,291
		8,322
Diversified Financial Services (1.0%)
AerCap Ireland Capital Designated Activity Co.,
1.75%, 1/30/26	2,890	2,885
2.45%, 10/29/26	169,302	167,047
Nomura Holdings, Inc.
1.65%, 7/14/26	3,404	3,363
		173,295
Domestic Bank (0.6%)
Wells Fargo & Co.
3.00%, 10/23/26	109,905	109,123

Finance (1.6%)
Citigroup, Inc.,
3.20%, 10/21/26	108,458	107,846
3.40%, 5/1/26	165,278	164,984
		272,830
Insurance (0.4%)
Athene Global Funding,
1.45%, 1/8/26 (b)	850	849
5.68%, 2/23/26 (b)	39,818	39,901
Equitable Financial Life Global Funding
4.21%, 1/9/26 (b)	21,386	21,374
Pricoa Global Funding I
5.55%, 8/28/26 (b)	3,150	3,180
Prudential Financial, Inc.
1.50%, 3/10/26	4,000	3,982
		69,286
International Banks (9.9%)
ABN AMRO Bank NV
4.72%, 1/22/27 (b)	40,000	40,356
ASB Bank Ltd.
1.63%, 10/22/26 (b)	5,495	5,398
Bank of Montreal
5.27%, 12/11/26	37,897	38,390
Bank of Nova Scotia,
1.05%, 3/2/26	2,805	2,793
5.35%, 12/7/26	18,578	18,831
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26 (b)	102,946	101,173
BPCE SA,
4.71%, 1/20/26 (b)	30,193	30,147
5.20%, 1/18/27 (b)	2,687	2,720

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont’d)
Goldman Sachs Group, Inc.
3.50%, 11/16/26	$67,323	$67,107
HSBC Holdings PLC
4.30%, 3/8/26	17,000	17,008
Korea Development Bank
5.38%, 10/23/26	730	739
Lloyds Banking Group PLC
3.75%, 1/11/27 (c)	20,203	20,177
Mizuho Financial Group, Inc.
3.48%, 4/12/26 (b)	19,000	18,975
NatWest Group PLC
4.80%, 4/5/26	57,754	57,902
QNB Finance Ltd.
4.45%, 1/26/26	14,700	14,672
Royal Bank of Canada
MTN
0.88%, 1/20/26	20,000	19,971
Sumitomo Mitsui Financial Group, Inc.,
0.95%, 1/12/26	17,769	17,754
1.40%, 9/17/26	131,588	129,305
2.17%, 1/14/27	5,010	4,921
2.63%, 7/14/26	142,005	141,040
3.01%, 10/19/26	135,325	134,389
3.45%, 1/11/27	35,607	35,452
3.78%, 3/9/26	7,322	7,320
Sumitomo Mitsui Trust Bank Ltd.,
1.35%, 9/16/26 (b)	5,000	4,911
5.65%, 3/9/26 - 9/14/26 (b)	18,862	18,952
Swedbank AB
1.54%, 11/16/26 (b)	14,448	14,157
Toronto-Dominion Bank,
4.57%, 12/17/26	42,799	43,075
0.75%, 1/6/26	15,663	15,658
1.20%, 6/3/26	6,000	5,932
5.53%, 7/17/26	167,335	168,738
UBS Group AG,
4.13%, 4/15/26 (b)	237,001	237,122
4.55%, 4/17/26	235,118	235,527
		1,670,612
Technology (0.2%)
Fiserv, Inc.
3.20%, 7/1/26	42,142	41,968

Wireless Telecom Services (0.1%)
Comcast Corp.,
2.35%, 1/15/27 (c)	5,000	4,924
3.30%, 2/1/27 (c)	5,000	4,973
		9,897
Total Corporate Bonds (Cost $2,953,223)		2,956,187

Floating Rate Notes(d) (31.6%)
Automobiles (2.7%)
American Honda Finance Corp.,
MTN
SOFR + 0.60%, 4.42%, 10/6/26 (c)	175,000	175,289
SOFR + 0.75%, 4.57%, 1/15/27	93,000	93,245
SOFR + 0.65%, 4.46%, 7/15/26	195,000	195,395
Hyundai Capital America,
SOFR + 1.50%, 5.34%, 1/8/27 (b)	890	897
		464,826
Diversified Financial Services (2.4%)
CDP Financial, Inc.,
SOFR + 0.30%, 4.07%, 5/27/26 (b)	20,000	20,007
Mizuho Markets Cayman LP,
MTN
SOFR + 0.52%, 4.27%, 12/21/26 (b)	189,000	189,084
SOFR + 0.52%, 4.28%, 12/10/26 (b)	200,000	200,071
		409,162
Finance (2.4%)
Citigroup Global Markets, Inc.,
MTN
SOFR + 0.50%, 4.25%, 1/4/27	397,500	397,570

Insurance (3.2%)
Athene Global Funding,
SOFR + 0.67%, 4.47%, 2/6/26 (b)	277,000	277,090
Equitable Financial Life Global Funding,
SOFR + 0.47%, 4.28%, 2/4/26 (b)	249,500	249,712
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 4.02%, 5/26/26 (b)	15,000	15,005
		541,807
International Banks (20.9%)
ASB Bank Ltd.,
SOFR + 0.32%, 4.09%, 1/7/26 - 9/4/26 (b)	40,300	40,303
SOFR + 0.35%, 4.12%, 9/24/26 (b)	50,000	50,009
Banco Santander SA,
SOFR + 0.40%, 4.17%, 12/24/26	200,000	200,065
Barclays Bank PLC,
SOFR + 0.40%, 4.11%, 11/9/26 (b)	165,000	165,031
SOFR + 0.42%, 4.19%, 12/18/26	124,000	124,033
Bayerische Landesbank,
SOFR + 0.39%, 4.16%, 1/28/26	128,000	128,031
SOFR + 0.41%, 4.18%, 2/5/26 - 2/6/26	250,000	250,076
SOFR + 0.42%, 4.19%, 1/6/27	200,000	200,113
SOFR + 0.53%, 4.30%, 4/29/26 - 5/5/26	144,000	144,169
Canadian Imperial Bank of Commerce,
SOFR + 0.40%, 4.11%, 12/14/26	40,000	40,004
Credit Industriel ET Commercial SA,
SOFR + 0.42%, 4.13%, 12/15/26	513,000	513,288
Deutsche Bank AG,
SOFR + 0.41%, 4.20%, 2/13/26	100,000	100,028
SOFR + 0.41%, 4.22%, 1/7/26	150,000	150,010
Macquarie Bank Ltd.,
SOFR + 0.39%, 4.16%, 12/23/26 (b)	225,000	225,031
SOFR + 0.40%, 4.17%, 1/8/27 - 1/11/27 (b)	400,000	400,058
Mizuho Bank Ltd.,
SOFR + 0.35%, 4.12%, 1/30/26	50,000	50,011

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont’d)
National Bank of Canada,
SOFR + 0.40%, 4.11%, 12/29/26 (b)	$350,000	$350,074
National Bank of Kuwait,
SOFR + 0.47%, 4.18%, 9/3/26	10,000	10,003
Sumitomo Mitsui Banking Corp.,
SOFR + 0.40%, 4.11%, 12/4/26 (b)	300,000	300,043
Toronto-Dominion Bank,
SOFR + 0.40%, 4.17%, 12/14/26	100,000	100,036
		3,540,416
Total Floating Rate Notes (Cost $5,351,481)		5,353,781

Repurchase Agreements (21.5%)
Bank of America Securities, Inc., (4.29% (e), dated 6/30/25, due 3/31/26; proceeds $232,347; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (f)	225,000	225,000
Bank of America Securities, Inc., (4.29% (e), dated 10/24/25, due 3/31/26; proceeds $101,883; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Bank of America Securities, Inc., (4.29% (e), dated 11/5/25, due 3/31/26; proceeds $101,740; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Bank of Nova Scotia, (3.84%, dated 12/31/25, due 1/2/26; proceeds $99,021; fully collateralized by various Common Stocks; valued at $103,950) (f)	99,000	99,000
Bank of Nova Scotia, (3.83%, dated 12/31/25, due 1/2/26; proceeds $474,101; fully collateralized by various Corporate Bonds, 1.60% - 8.60% due 8/9/26 - 12/31/79; valued at $497,700)	474,000	474,000
BNP Paribas Prime Brokerage, Inc., (3.78%, dated 12/26/25, due 1/2/26; proceeds $119,087; fully collateralized by various Common Stocks and Preferred Stocks; valued at $125,042) (f)	119,000	119,000
BNP Paribas Prime Brokerage, Inc., (3.82%, dated 12/31/25, due 1/7/26; proceeds $245,182; fully collateralized by various Common Stocks and Preferred Stocks; valued at $257,441) (f)	245,000	245,000
BNP Paribas Prime Brokerage, Inc., (3.86%, dated 12/31/25, due 1/2/26; proceeds $80,017; fully collateralized by various Common Stocks and Preferred Stocks; valued at $84,018) (f)	80,000	80,000
BNP Paribas SA, (3.88% (e), dated 10/9/25, due 1/7/26; proceeds $232,231; fully collateralized by various Corporate Bonds, 2.55% - 13.50% due 12/1/26 - 3/31/55; valued at $243,781) (f)	230,000	230,000
Credit Agricole Corporate and Investment Bank, (3.86% (e), dated 8/14/25, due 1/7/26; proceeds $203,131; fully collateralized by various Corporate Bonds, 0.95% - 9.25% due 12/1/26 - 11/15/54 and a U.S. Government obligation, 4.63% due 4/30/29; valued at $209,997) (f)	200,000	200,000
Credit Agricole Corporate and Investment Bank, (3.80%, dated 12/31/25, due 1/7/26; proceeds $35,026; fully collateralized by various Corporate Bonds, 1.60% - 7.75% due 4/1/26 - 10/21/36; valued at $36,751) (f)	35,000	35,000
JP Morgan Clearing Corp., (3.95% (e), dated 9/17/25, due 1/7/26; proceeds $303,687; fully collateralized by various Corporate Bonds, 0.00% - 12.25% due 2/1/26 - 12/31/79; valued at $316,998) (f)	300,000	300,000
JP Morgan Securities LLC, (3.89% (e), dated 11/17/21, due 1/7/26; proceeds $81,437; fully collateralized by various Convertible Bond, 0.00% - 8.00% due 2/15/26 - 6/1/31; valued at $79,380)	70,000	70,000
JP Morgan Securities LLC, (3.99% (e), dated 10/7/25, due 1/7/26; proceeds $196,988; fully collateralized by various Convertible Bond, 0.00% - 8.00% due 2/15/26 - 6/1/54; valued at $221,130)	195,000	195,000
Mizuho Securities USA LLC, (4.11% (e), dated 12/16/25, due 2/4/26; proceeds $38,217; fully collateralized by a U.S. Government obligation, 3.63% due 9/30/30; valued at $38,760)	38,000	38,000
Mizuho Securities USA LLC, (4.39% (e), dated 10/17/25, due 2/17/26; proceeds $177,625; fully collateralized by various Common Stocks; valued at $183,750) (f)	175,000	175,000
MUFG Securities Americas, Inc., (4.14% (e), dated 11/25/25, due 2/4/26; proceeds $75,612; fully collateralized by various Common Stocks; valued at $82,242) (f)	75,000	75,000
Pershing LLC, (3.96%, dated 12/31/25, due 1/2/26; proceeds $25,006; fully collateralized by various Corporate Bonds, 3.42% - 9.75% due 11/16/26 - 12/31/79 and a Commercial Paper, 0.00% due 3/18/26; valued at $26,388) (f)	25,000	25,000
Societe Generale SA, (3.87%, dated 12/31/25, due 1/2/26; proceeds $43,009; fully collateralized by various Corporate Bonds, 3.15% - 12.25% due 4/15/27 - 7/15/46 and a U.S. Government obligation, 0.00% due 5/15/38; valued at $45,541) (f)	43,000	43,000
TD Securities USA LLC, (3.85%, dated 12/31/25, due 1/2/26; proceeds $201,043; fully collateralized by various Corporate Bonds, 2.87% - 5.58% due 5/26/28 - 5/15/37; valued at $211,050)	201,000	201,000
TD Securities USA LLC, (3.86%, dated 12/31/25, due 1/2/26; proceeds $200,043; fully collateralized by various Corporate Bonds, 5.50% - 12.25% due 9/30/27 - 9/15/33; valued at $212,001)	200,000	200,000

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Portfolio of Investments (cont’d)
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)
Wells Fargo Securities LLC, (4.30% (e), dated 12/9/25, due 3/31/26; proceeds $121,523; fully collateralized by various Common Stocks and Preferred Stocks; valued at $126,000) (f)	$120,000	$120,000
Wells Fargo Securities LLC, (4.11% (e), dated 12/16/25, due 3/31/26; proceeds $207,457; fully collateralized by various Corporate Bonds, 1.59% - 7.37% due 1/15/26 - 7/16/70; valued at $215,251)	205,000	205,000
Wells Fargo Securities LLC, (4.09% (e), dated 9/17/25, due 3/31/26; proceeds $96,082; fully collateralized by various Corporate Bonds, 1.70% - 7.88% due 1/13/26 - 6/15/56; valued at $98,701)	94,000	94,000
Total Repurchase Agreements (Cost $3,648,000)		3,648,000
Sovereign (0.3%)
Saudi Government International Bond,
3.25%, 10/26/26 (b)	25,000	24,880
3.25%, 10/26/26	25,000	24,881
Total Sovereign (Cost $49,692)		49,761
Total Investments (99.6%) (Cost $16,884,195) (g)(h)		16,894,890
Other Assets in Excess of Liabilities (0.4%)		63,053
Net Assets (100.0%)		$16,957,943

‡	Amount is less than 0.05%.
(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Floating or variable rate securities: The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2025.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	At December 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,796,000 and the aggregate gross unrealized depreciation is approximately $101,000, resulting in net unrealized appreciation of approximately $10,695,000.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	31.7%
Repurchase Agreements	21.6
Commercial Paper	18.7
Corporate Bonds	17.5
Certificates of Deposit	10.2
Other*	0.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited(“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter(“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$132,648	$—	$132,648
Preferred Stock
Wireless Telecommunication Services	373	—	—	373
Short-Term Investments
Investment Company	4,567	—	—	4,567
U.S. Treasury Security	—	835	—	835
Total Short-Term Investments	4,567	835	—	5,402
Futures Contracts	138	—	—	138
Total Assets	5,078	133,483	—	138,561
Liabilities:
Foreign Currency Forward Exchange Contract	—	(14)	—	(14)
Futures Contracts	(168)	—	—	(168)
Total Liabilities	(168)	(14)	—	(182)
Total	$4,910	$133,469	$—	$138,379

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investment Type	Level 1 Unadjusted Quoted prices (000)		Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks	$828,901	(1)	$—	$—	$828,901
Preferred Stock
Software	—		—	61,866	61,866
Investment Company	23,308		—	—	23,308
Warrants	108		—	—	108
Call Options Purchased	—		787	—	787
Short-Term Investments
Investment Company	21,728		—	—	21,728
Repurchase Agreements	—		5,192	—	5,192
Total Short-Term Investments	21,728		5,192	—	26,920
Total Assets	$874,045		$5,979	$61,866	$941,890

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$37,992	$(5,142)
Purchases	—	—
Sales	—	—
PIPE transactions	—	5,142
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	23,874	—
Realized gains (losses)	—	—
Ending Balance	$61,866	$—
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$23,874	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Discovery	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$61,866	Market Transaction Method	Precedent Transaction	$183.96	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$24,045	$—		$24,045
Asset-Backed Securities	—	4,841	—		4,841
Commercial Mortgage-Backed Securities	—	2,594	—		2,594
Corporate Bonds	—	38,677	—		38,677
Mortgages - Other	—	8,047	—		8,047
Municipal Bond	—	211	—		211
Sovereign	—	118,059	—		118,059
Supranational	—	4,567	—		4,567
U.S. Treasury Securities	—	57,164	—		57,164
Total Fixed Income Securities	—	258,205	—		258,205
Common Stocks
Aerospace & Defense	4,524	2,674	—		7,198
Air Freight & Logistics	596	415	—		1,011
Automobile Components	110	120	—		230
Automobiles	4,824	774	—		5,598
Banks	10,120	9,970	—		20,090
Beverages	2,060	732	—		2,792
Biotechnology	3,757	534	—		4,291
Broadline Retail	8,219	625	—		8,844
Building Products	910	541	—		1,451
Capital Markets	6,663	2,229	—		8,892
Chemicals	1,960	1,181	—		3,141
Commercial Services & Supplies	1,238	167	—		1,405
Communications Equipment	1,853	232	—		2,085
Construction & Engineering	627	603	—		1,230
Construction Materials	628	338	—		966
Consumer Finance	1,427	—	—		1,427
Consumer Staples Distribution & Retail	3,854	610	—		4,464
Containers & Packaging	385	—	—		385
Distributors	58	15	—		73
Diversified Consumer Services	—	31	—		31
Diversified REITs	47	116	—		163
Diversified Telecommunication Services	1,191	1,196	—		2,387
Electric Utilities	3,052	8,004	—		11,056
Electrical Equipment	1,904	1,796	—		3,700
Electronic Equipment, Instruments & Components	1,662	163	—		1,825
Energy Equipment & Services	419	27	—	†	446	†
Entertainment	3,209	147	—		3,356
Financial Services	7,091	751	—		7,842
Food Products	841	1,554	—		2,395
Gas Utilities	124	552	—		676
Ground Transportation	2,116	23	—		2,139
Health Care Equipment & Supplies	3,952	981	—		4,933
Health Care Providers & Services	3,159	199	—		3,358
Health Care REITs	591	—	—		591
Health Care Technology	116	31	—		147
Hotels, Restaurants & Leisure	3,816	760	—		4,576
Household Durables	459	27	—		486
Household Products	1,540	356	—		1,896

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Assets: (cont’d)
Independent Power & Renewable Electricity Producers	$202	$1,139	$—		$1,341
Industrial Conglomerates	699	1,094	—		1,793
Industrial REITs	396	229	—		625
Information Technology Services	3,368	99	—		3,467
Insurance	4,454	3,872	—		8,326
Interactive Media & Services	16,159	109	—		16,268
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	1,779	306	—		2,085
Machinery	3,207	1,492	—		4,699
Marine Transportation	—	116	—		116
Media	734	151	—		885
Metals & Mining	2,425	2,146	—	†	4,571	†
Mortgage Real Estate Investment	48	—	—		48
Multi-Utilities	1,130	4,655	—		5,785
Office REITs	34	17	—		51
Oil, Gas & Consumable Fuels	6,816	2,274	—		9,090
Paper & Forest Products	—	124	—		124
Passenger Airlines	70	203	—		273
Personal Care Products	193	983	—		1,176
Pharmaceuticals	6,611	5,483	—		12,094
Professional Services	1,133	746	—		1,879
Real Estate Management & Development	316	433	—		749
Residential REITs	487	—	—		487
Retail REITs	458	212	—		670
Semiconductors & Semiconductor Equipment	28,067	2,080	—		30,147
Software	20,531	1,231	—		21,762
Specialized REITs	1,406	—	—		1,406
Specialty Retail	3,415	399	—		3,814
Tech Hardware, Storage & Peripherals	14,376	59	—		14,435
Textiles, Apparel & Luxury Goods	508	1,805	—		2,313
Tobacco	1,149	599	—		1,748
Trading Companies & Distributors	803	312	—		1,115
Transportation Infrastructure	—	258	—		258
Water Utilities	120	493	—		613
Wireless Telecommunication Services	390	131	—		521
Total Common Stocks	$210,586	$71,724	$—	†	$282,310	†
Rights	—	—@	—		—@
Warrants	—	—	—	†	—	†
Short-Term Investments
Investment Company	35,339	—	—		35,339
U.S. Treasury Security	—	298	—		298
Total Short-Term Investments	35,339	298	—		35,637
Foreign Currency Forward Exchange Contracts	—	5,650	—		5,650
Futures Contracts	73	—	—		73
Total Return Swap Agreements	—	1,965	—		1,965
Total Assets	245,998	337,842	—	†	583,840	†

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(5,356)	$—		$(5,356)
Futures Contracts	(410)	—	—		(410)
Total Return Swap Agreements	—	(1,332)	—		(1,332)
Total Liabilities	(410)	(6,688)	—		(7,098)
Total	$245,588	$331,154	$—	†	$576,742 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)		Warrants (000)
Beginning Balance	$—	†	$—	†
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—		$—

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$47,357	$—	†	$47,357	†
Senior Loan Interests	—	2,411	—		2,411
Total Fixed Income Securities	—	49,768	—	†	49,768	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	—	—	†	—	†
Machinery	—	—	2	†	2	†
Semiconductors & Semiconductor Equipment	—	—	—		—
Total Common Stocks	—	—	2	†	2	†
Short-Term Investment
Investment Company	902	—	—		902
Total Assets	$902	$49,768	$2	†	$50,672	†

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—	†	$15	†
Purchases	—		—
Sales	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(13)
Realized gains (losses)	—		—
Ending Balance	$—	†	$2	†
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2025	$—		$(13)

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

High Yield	Fair Value at December 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Common Stock	$2	Market Transaction Method	Precedent Transaction	$4.94	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

First Quarter Report — December 31, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Ultra-Short Income
Assets:
Certificates of Deposit	$—	$1,718,253	$—	$1,718,253
Commercial Paper	—	3,168,908	—	3,168,908
Corporate Bonds	—	2,956,187	—	2,956,187
Floating Rate Notes	—	5,353,781	—	5,353,781
Repurchase Agreements	—	3,648,000	—	3,648,000
Sovereign	—	49,761	—	49,761
Total Assets	$—	$16,894,890	$—	$16,894,890

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.